UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:            811-09121

JNL Variable Fund LLC

(Exact name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Address of principal executive offices)

Steven J. Fredricks

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and Address of agent of service)

Registrant's telephone number, including area code: (312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 – March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JNL Variable Fund LLC (unaudited)
Schedules of Investments (in thousands)
March 31, 2009

JNL/Mellon Capital Management Dow(SM) 10 Fund
COMMON STOCKS - 99.1%	Shares	Value
CONSUMER DISCRETIONARY - 2.1%
General Motors Corp. (b)	2,898	$ 5,623

FINANCIALS - 19.7%
Bank of America Corp.	1,499	10,221
Citigroup Inc. (b)	2,582	6,532
JPMorgan Chase & Co.	1,318	35,032
		51,785
HEALTH CARE - 29.1%
Merck & Co. Inc.	1,491	39,891
Pfizer Inc.	2,704	36,833
		76,724
INDUSTRIALS - 5.9%
General Electric Co.	1,532	15,490

MATERIALS - 10.3%
EI Du Pont de Nemours & Co.	1,211	27,047

TELECOMMUNICATION SERVICES - 32.0%
AT&T Inc.	1,478	37,240
FairPoint Communications Inc. (b)	35	28
Verizon Communications Inc.	1,552	46,874
		84,142

Total Common Stocks (cost $579,003)		260,811

SHORT TERM INVESTMENTS - 6.9%
Mutual Funds - 1.1%
JNL Money Market Fund, 0.31% (a) (f)	2,804	2,804

Securities Lending Collateral - 5.8%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	15,790	15,282
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	596	-
		15,282

Total Short Term Investments (cost $19,190)		18,086

Total Investments - 106.0% (cost $598,193)		278,897
Other Assets and Liabilities, Net - (6.0%)		(15,675)
Total Net Assets - 100%		$ 263,222

JNL/Mellon Capital Management S&P® 10 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 24.8%

Nike Inc. - Class B (b)	642	$ 30,126
Sherwin-Williams Co.	209	10,852
TJX Cos. Inc. (b)	1,153	29,557
		70,535
ENERGY - 24.2%
Hess Corp.	600	32,541
Murphy Oil Corp.	419	18,748
Smith International Inc.	827	17,756
		69,045
HEALTH CARE - 8.7%
Express Scripts Inc. (c)	535	24,708

INDUSTRIALS - 23.4%
Deere & Co.	658	21,620
Fluor Corp.	621	21,439
L-3 Communications Holdings Inc.	350	23,725
		66,784
MATERIALS - 3.1%
United States Steel Corp. (b)	416	8,792

UTILITIES - 15.5%
Consolidated Edison Inc.	275	10,907
PG&E Corp.	130	4,972
Progress Energy Inc.	237	8,597
Sempra Energy	239	11,064
Xcel Energy Inc.	463	8,622
		44,162

Total Common Stocks (cost $492,611)		284,026

SHORT TERM INVESTMENTS - 4.0%
Mutual Funds - 0.3%
JNL Money Market Fund, 0.31% (a) (f)	916	916

Securities Lending Collateral - 3.7%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	10,967	10,615
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	340	-
		10,615

Total Short Term Investments (cost $12,223)		11,531

Total Investments - 103.7% (cost $504,834)		295,557
Other Assets and Liabilities, Net - (3.7%)		(10,520)
Total Net Assets - 100%		$ 285,037

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 11.5%
General Motors Corp. (b)	3,110	$ 6,033

Home Depot Inc.	62	1,455
ITV Plc	31,201	8,506
Ladbrokes Plc	9,742	25,616
Yue Yuen Industrial Holdings Ltd.	2,942	6,720
		48,330
CONSUMER STAPLES - 2.4%
Kraft Foods Inc. - Class A	39	869
Tate & Lyle Plc	2,436	9,105
		9,974
ENERGY - 9.2%
PetroChina Co. Ltd.	48,274	38,513

FINANCIALS - 22.6%
Bank of China Ltd.	27,516	9,123
BOC Hong Kong Holdings Ltd.	20,912	21,418
Citigroup Inc. (b)	2,756	6,972
Man Group Plc	3,160	9,909
RSA Insurance Group Plc	17,822	33,269
Sino Land Co.	14,040	14,067
		94,758
HEALTH CARE - 9.3%
Pfizer Inc.	2,865	39,025

INDUSTRIALS - 16.2%
Cathay Pacific Airways Ltd. (b)	21,657	21,483
Citic Pacific Ltd.	10,675	12,097
COSCO Pacific Ltd.	18,122	17,846
General Electric Co. (b)	1,638	16,563
		67,989
INFORMATION TECHNOLOGY - 4.0%
Logica Plc (b)	18,387	16,818

MATERIALS - 0.3%
EI Du Pont de Nemours & Co.	62	1,389

TELECOMMUNICATION SERVICES - 23.5%
AT&T Inc.	26	651
BT Group Plc	15,228	17,086
FairPoint Communications Inc. (b)	36	28
PCCW Ltd. (b)	60,856	31,273
Verizon Communications Inc.	1,646	49,711
		98,749

Total Common Stocks (cost $869,044)		415,545

SHORT TERM INVESTMENTS - 8.6%
Mutual Funds - 0.2%
JNL Money Market Fund, 0.31% (a) (f)	1,079	1,079

Securities Lending Collateral - 8.4%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	36,264	35,097
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	1,328	-
		35,097

Total Short Term Investments (cost $38,671)		36,176

Total Investments - 107.6% (cost $907,715)		451,721
Other Assets and Liabilities, Net - (7.6%)		(31,915)
Total Net Assets - 100%		$ 419,806

JNL/Mellon Capital Management Nasdaq® 25 Fund
COMMON STOCKS - 97.8%
CONSUMER DISCRETIONARY - 14.9%
Comcast Corp. - Class A	194	$ 2,640
DirecTV Group Inc. (b) (c)	117	2,668
Ross Stores Inc.	29	1,028
Staples Inc.	125	2,258
		8,594
HEALTH CARE - 19.2%
Amgen Inc. (c)	80	3,946
Biogen Idec Inc. (c)	51	2,666
Pharmaceutical Product Development Inc.	32	766
Teva Pharmaceutical Industries Ltd. - ADR (b)	82	3,684
		11,062
INDUSTRIALS - 3.2%
Cintas Corp. (b)	40	995
JB Hunt Transport Services Inc. (b)	36	860
		1,855
INFORMATION TECHNOLOGY - 58.8%
Altera Corp.	60	1,046
Automatic Data Processing Inc.	71	2,495
Broadcom Corp. - Class A (c)	65	1,302
Check Point Software Technologies Ltd. (c)	47	1,053
Cisco Systems Inc. (c)	299	5,010
Fiserv Inc. (c)	32	1,171
Intel Corp.	325	4,889
Intuit Inc. (c)	59	1,584
Juniper Networks Inc. (c)	98	1,480
Linear Technology Corp.	44	1,021
Microsoft Corp.	250	4,601
Oracle Corp. (b) (c)	274	4,945
Symantec Corp. (c)	151	2,256
Xilinx Inc.	51	986
		33,839
MATERIALS - 1.7%
Sigma-Aldrich Corp.	26	973

Total Common Stocks (cost $67,528)		56,323

SHORT TERM INVESTMENTS - 13.2%
Mutual Funds - 3.0%
JNL Money Market Fund, 0.31% (a) (f)	1,707	1,707

Securities Lending Collateral - 10.2%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	6,058	5,862
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	130	-
		5,862

Total Short Term Investments (cost $7,895)		7,569

Total Investments - 111.0% (cost $75,423)		63,892
Other Assets and Liabilities, Net - (11.0%)		(6,324)
Total Net Assets - 100%		$ 57,568

JNL/Mellon Capital Management Value Line® 30 Fund
COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 32.1%
Apollo Group Inc. - Class A (b) (c)	313	$ 24,509
AutoZone Inc. (b) (c)	122	19,795
DeVry Inc.	153	7,385
Dollar Tree Inc. (b) (c)	194	8,656
Family Dollar Stores Inc. (b)	296	9,882
H&R Block Inc.	718	13,065
McDonald's Corp.	735	40,088
NetFlix Inc. (b) (c)	241	10,347
Panera Bread Co. - Class A (b) (c)	137	7,684
Shaw Communications Inc. (b)	857	12,984
Tractor Supply Co. (c)	197	7,110
		161,505
CONSUMER STAPLES - 11.5%
Church & Dwight Co. Inc.	148	7,733
TreeHouse Foods Inc. (c)	264	7,603
Wal-Mart Stores Inc.	815	42,462
		57,798
HEALTH CARE - 52.5%
Amgen Inc. (c)	791	39,183
Bristol-Myers Squibb Co.	1,965	43,070
Chemed Corp. (b)	179	6,950
DaVita Inc. (c)	220	9,667
Endo Pharmaceuticals Holdings Inc. (c)	278	4,920
Express Scripts Inc. (c)	456	21,072
Haemonetics Corp. (c)	128	7,029
Johnson & Johnson	763	40,154
Medco Health Solutions Inc. (b) (c)	588	24,296
OSI Pharmaceuticals Inc. (b) (c)	185	7,062
Perrigo Co. (b)	223	5,549
Resmed Inc. (b) (c)	192	6,790

Teva Pharmaceutical Industries Ltd. - ADR	1,073	48,344
		264,086
INFORMATION TECHNOLOGY - 2.7%
Mantech International Corp. - Class A (c)	132	5,518
SAIC Inc. (c)	434	8,101
		13,619
MATERIALS - 1.1%
Rock-Tenn Co. - Class A	211	5,715

Total Common Stocks (cost $536,664)		502,723

SHORT TERM INVESTMENTS - 6.1%
Mutual Funds - 0.3%
JNL Money Market Fund, 0.31% (a) (f)	1,373	1,373

Securities Lending Collateral - 5.8%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	29,938	28,974
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	722	-
		28,974

Total Short Term Investments (cost $32,033)		30,347

Total Investments - 106.1% (cost $568,697)		533,070
Other Assets and Liabilities, Net - (6.1%)		(30,494)
Total Net Assets - 100%		$ 502,576

JNL/Mellon Capital Management Dow(SM) Dividend Fund
COMMON STOCKS - 101.4%
ENERGY - 5.2%
Chevron Corp.	114	$ 7,670

FINANCIALS - 28.6%
Bank of America Corp.	600	4,090
BB&T Corp. (b)	307	5,201
First Niagara Financial Group Inc.	519	5,658
Fulton Financial Corp. (b)	872	5,784
Huntington Bancshares Inc. (b)	1,092	1,813
People's United Financial Inc. (b)	473	8,498
Regions Financial Corp. (b)	1,061	4,518
SunTrust Banks Inc. (b)	286	3,357
Zions Bancorp (b)	343	3,368
		42,287
HEALTH CARE - 4.4%
Pfizer Inc.	476	6,489

INDUSTRIALS - 19.0%
Briggs & Stratton Corp. (b)	479	7,911
Eaton Corp. (b)	170	6,258
RR Donnelley & Sons Co.	618	4,532

Textron Inc.	605	3,475
Timken Co.	428	5,969
		28,145
MATERIALS - 10.9%
Eastman Chemical Co.	265	7,089
MeadWestvaco Corp.	754	9,035
		16,124
UTILITIES - 33.4%
AGL Resources Inc.	269	7,135
American Electric Power Co. Inc.	252	6,369
NiSource Inc.	769	7,534
Oneok Inc. (b)	290	6,558
Pinnacle West Capital Corp. (b)	261	6,936
SCANA Corp.	237	7,321
TECO Energy Inc. (b)	683	7,615
		49,468

Total Common Stocks (cost $257,535)		150,183

SHORT TERM INVESTMENTS - 18.3%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.31% (a) (f)	914	914

Securities Lending Collateral - 17.7%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	27,128	26,255
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	1,413	-
		26,255

Total Short Term Investments (cost $29,455)		27,169

Total Investments - 119.7% (cost $286,990)		177,352
Other Assets and Liabilities, Net - (19.7%)		(29,243)
Total Net Assets - 100%		$ 148,109

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 14.0%
Apollo Group Inc. - Class A (c)	16	$ 1,254
AutoZone Inc. (c)	9	1,428
Hasbro Inc.	42	1,053
		3,735
CONSUMER STAPLES - 11.4%
Brown-Forman Corp. - Class B	24	924
Clorox Co.	22	1,134
Estee Lauder Cos. Inc.	40	974
		3,032
ENERGY - 12.0%
Chevron Corp.	17	1,114
ConocoPhillips	24	931

ENSCO International Inc.	43	1,138
		3,183
FINANCIALS - 13.3%
Moody's Corp.	61	1,396
Plum Creek Timber Co. Inc.	35	1,026
Travelers Cos. Inc.	27	1,102
		3,524
HEALTH CARE - 12.0%
Express Scripts Inc. (c)	22	1,027
Forest Laboratories Inc. (c)	48	1,057
Gilead Sciences Inc. (c)	24	1,108
		3,192
INDUSTRIALS - 11.6%
Dun & Bradstreet Corp.	16	1,223
Robert Half International Inc.	59	1,047
Rockwell Automation Inc.	38	834
		3,104
INFORMATION TECHNOLOGY - 12.7%
Altera Corp.	73	1,285
Lexmark International Inc. (c)	46	773
Microchip Technology Inc.	63	1,328
		3,386
UTILITIES - 12.1%
Dominion Resources Inc.	34	1,060
Exelon Corp.	22	1,005
PPL Corp.	40	1,146
		3,211

Total Common Stocks (cost $30,654)		26,367

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	25	-

Total Non-U.S. Government Agency Asset-Backed Securities (cost $25)		-

SHORT TERM INVESTMENTS - 0.9%
Mutual Funds - 0.9%
JNL Money Market Fund, 0.31% (a) (f)	229	229

Total Short Term Investments (cost $229)		229

Total Investments - 100.0% (cost $30,908)		26,596
Other Assets and Liabilities, Net - 0.0%		(7)
Total Net Assets - 100%		$ 26,589

JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 100.6%
CONSUMER DISCRETIONARY - 29.3%
Black & Decker Corp.	140	$ 4,430

DR Horton Inc. (b)	1,154	11,190
Foot Locker Inc.	396	4,146
KB Home (b)	731	9,634
Lennar Corp. (b)	966	7,251
Limited Brands Inc.	1,117	9,716
Mattel Inc.	956	11,021
Newell Rubbermaid Inc.	789	5,037
Regal Entertainment Group - Class A	310	4,157
Shaw Communications Inc. (b)	560	8,478
Tupperware Brands Corp.	305	5,189
		80,249
CONSUMER STAPLES - 21.9%
ConAgra Foods Inc.	614	10,350
Herbalife Ltd.	255	3,824
HJ Heinz Co.	386	12,752
Kimberly-Clark Corp.	281	12,936
Kraft Foods Inc. - Class A	614	13,680
Sara Lee Corp.	789	6,377
		59,919
ENERGY - 5.0%
Enbridge Inc.	236	6,793
TransCanada Corp. (b)	288	6,802
		13,595
HEALTH CARE - 4.5%
Eli Lilly & Co.	370	12,368

INDUSTRIALS - 12.3%
Avery Dennison Corp.	198	4,416
Briggs & Stratton Corp.	312	5,144
GATX Corp.	198	4,001
Koninklijke Philips Electronics NV - NYS	243	3,611
RR Donnelley & Sons Co.	365	2,675
Waste Management Inc. (b)	539	13,808
		33,655
MATERIALS - 23.7%
Bemis Co. Inc.	447	9,378
Eastman Chemical Co.	152	4,071
International Paper Co. (b)	671	4,721
MeadWestvaco Corp.	356	4,272
Olin Corp.	283	4,033
PPG Industries Inc.	316	11,650
RPM International Inc.	912	11,612
Sonoco Products Co.	357	7,480
Weyerhaeuser Co.	278	7,663
		64,880
TELECOMMUNICATION SERVICES - 3.9%
BCE Inc.	204	4,066
TELUS Corp.	249	6,559
		10,625

Total Common Stocks (cost $457,619)		275,291

SHORT TERM INVESTMENTS - 18.1%
Mutual Funds - 0.1%
JNL Money Market Fund, 0.31% (a) (f)	303	303

Securities Lending Collateral - 18.0%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	50,917	49,277
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	1,744	-
		49,277

Total Short Term Investments (cost $52,964)		49,580

Total Investments - 118.7% (cost $510,583)		324,871
Other Assets and Liabilities, Net - (18.7%)		(51,099)
Total Net Assets - 100%		$ 273,772

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 100.8%
CONSUMER DISCRETIONARY - 12.0%
Amerigon Inc. (b) (c)	58	$ 214
Blue Nile Inc. (b) (c)	55	1,663
Buckle Inc. (b)	158	5,038
California Pizza Kitchen Inc. (c)	39	506
Cato Corp. - Class A	68	1,235
Coinstar Inc. (c)	46	1,495
Conn's Inc. (b) (c)	57	804
Deckers Outdoor Corp. (b) (c)	61	3,237
Fred's Inc.	98	1,102
Global Sources Ltd. (b) (c)	126	490
iRobot Corp. (b) (c)	70	535
Jo-Ann Stores Inc. (c)	42	683
JoS. A. Bank Clothiers Inc. (c)	29	820
Lincoln Educational Services Corp. (c)	59	1,081
Lumber Liquidators Inc. (c)	54	690
Matthews International Corp. - Class A (b)	86	2,470
Monro Muffler Inc.	31	855
National Presto Industries Inc.	17	1,011
NutriSystem Inc. (b)	80	1,136
Papa John's International Inc. (c)	45	1,028
Peets Coffee & Tea Inc. (c)	21	453
PetMed Express Inc. (c)	38	621
Steven Madden Ltd. (c)	35	651
Sturm Ruger & Co. Inc. (c)	31	379
True Religion Apparel Inc. (b) (c)	82	968
Wet Seal Inc. (c)	246	827
		29,992
CONSUMER STAPLES - 6.7%

Boston Beer Co. Inc. - Class A (b) (c)	30	633
Chattem Inc. (b) (c)	60	3,376
Diamond Foods Inc.	26	739
Green Mountain Coffee Roasters Inc. (b) (c)	84	4,027
J&J Snack Foods Corp.	41	1,404
Lance Inc.	78	1,623
PriceSmart Inc.	63	1,136
TreeHouse Foods Inc. (c)	71	2,054
United Natural Foods Inc. (c)	97	1,842
		16,834
ENERGY - 7.8%
Alon USA Energy Inc.	126	1,724
Arena Resources Inc. (c)	164	4,187
Atlas America Inc. (b)	91	798
Bristow Group Inc. (b) (c)	84	1,798
Callon Petroleum Co. (b) (c)	77	84
Carrizo Oil & Gas Inc. (b) (c)	131	1,162
Dawson Geophysical Co. (b) (c)	24	327
Golar LNG Ltd.	188	645
Gulfmark Offshore Inc. (c)	72	1,722
Hornbeck Offshore Services Inc. (c)	92	1,408
NATCO Group Inc. (c)	66	1,250
Petroleum Development Corp. (c)	52	615
PetroQuest Energy Inc. (b) (c)	237	570
Pioneer Drilling Co. (c)	117	383
Tsakos Energy Navigation Ltd.	86	1,214
TXCO Resources Inc. (b) (c)	170	70
USEC Inc. (c)	180	864
VAALCO Energy Inc. (c)	132	698
		19,519
FINANCIALS - 9.6%
Amerisafe Inc. (c)	49	751
Bank of the Ozarks Inc. (b)	41	951
CNA Surety Corp. (c)	101	1,866
Community Bank System Inc. (b)	93	1,558
Dime Community Bancshares Inc.	81	757
Financial Federal Corp.	63	1,337
First Cash Financial Services Inc. (c)	76	1,135
First Financial Bankshares Inc.	51	2,449
First Merchants Corp. (b)	43	459
GAMCO Investors Inc. (b)	19	619
Getty Realty Corp.	64	1,182
Home Bancshares Inc.	52	1,041
IberiaBank Corp.	26	1,188
Investors Real Estate Trust	143	1,411
Life Partners Holdings Inc.	29	491
NBT Bancorp Inc.	80	1,726
Oppenheimer Holdings Inc.	38	380
Signature Bank (c)	68	1,925

SWS Group Inc.	53	826
Teton Advisors Inc.	1	-
Tower Group Inc.	78	1,918
		23,970
HEALTH CARE - 14.7%
Amedisys Inc. (b) (c)	124	3,398
Athenahealth Inc. (c)	54	1,302
Cantel Medical Corp. (c)	41	522
Centene Corp. (c)	98	1,760
Genoptix Inc. (c)	27	739
Greatbatch Inc. (c)	52	1,008
Haemonetics Corp. (c)	65	3,561
Hanger Orthopedic Group Inc. (c)	83	1,105
HMS Holdings Corp. (c)	135	4,447
ICU Medical Inc. (c)	38	1,231
IPC The Hospitalist Co. Inc. (c)	39	748
Kendle International Inc. (b) (c)	46	967
Landauer Inc.	24	1,205
LHC Group Inc. (c)	30	660
Luminex Corp. (c)	101	1,836
Martek Biosciences Corp. (b)	116	2,123
Meridian Bioscience Inc.	122	2,214
Merit Medical Systems Inc. (c)	65	796
Odyssey HealthCare Inc. (c)	80	779
Parexel International Corp. (c)	147	1,432
Phase Forward Inc. (c)	101	1,297
Questcor Pharmaceuticals Inc. (c)	127	627
Quidel Corp. (c)	104	957
RehabCare Group Inc. (c)	45	784
XenoPort Inc. (b) (c)	64	1,232
		36,730
INDUSTRIALS - 19.7%
AAON Inc.	45	817
AeroVironment Inc. (c)	34	720
Allegiant Travel Co. (c)	33	1,486
American Ecology Corp.	47	649
American Science & Engineering Inc.	15	821
Ampco-Pittsburgh Corp.	26	346
Applied Industrial Technologies Inc.	109	1,833
Badger Meter Inc. (b)	45	1,314
Beacon Roofing Supply Inc. (c)	87	1,164
CIRCOR International Inc.	53	1,190
Clean Harbors Inc. (b) (c)	64	3,078
Columbus Mckinnon Corp. (c)	44	381
Cubic Corp.	145	3,679
Dynamic Materials Corp. (b)	58	531
Encore Wire Corp.	56	1,204
EnerSys (c)	123	1,494
ESCO Technologies Inc. (c)	51	1,964

Esterline Technologies Corp. (c)	92	1,866
Excel Maritime Carriers Ltd. (b)	93	422
Exponent Inc. (c)	33	829
Genesee & Wyoming Inc. - Class A (c)	87	1,847
Geo Group Inc. (b) (c)	129	1,712
GeoEye Inc. (b) (c)	58	1,144
GrafTech International Ltd. (c)	363	2,238
Heico Corp. (b)	37	895
Hurco Cos. Inc. (b) (c)	16	166
ICF International Inc. (c)	39	905
InnerWorkings Inc. (b) (c)	137	586
Kaman Corp. - Class A	59	745
KHD Humboldt Wedag International Ltd. (c)	73	503
Marten Transport Ltd. (c)	56	1,041
MasTec Inc. (c)	185	2,232
Navios Maritime Holdings Inc.	250	575
Orbital Sciences Corp. (c)	178	2,112
Orion Marine Group Inc. (c)	35	456
Rush Enterprises Inc. - Class A (c)	59	525
Sun Hydraulics Corp. (b)	36	533
Sykes Enterprises Inc. (c)	107	1,785
Team Inc. (c)	46	538
Teledyne Technologies Inc. (c)	98	2,604
Tennant Co. (b)	44	417
		49,347
INFORMATION TECHNOLOGY - 19.9%
Advent Software Inc. (b) (c)	64	2,144
AsiaInfo Holdings Inc. (c)	246	4,148
Bankrate Inc. (b) (c)	66	1,650
Blackboard Inc. (c)	61	1,930
Checkpoint Systems Inc. (c)	91	814
CSG Systems International Inc. (c)	68	973
CyberSource Corp. (c)	134	1,981
DG FastChannel Inc. (b) (c)	98	1,841
Ebix Inc. (c)	20	486
EMS Technologies Inc. (c)	37	648
EPIQ Systems Inc. (b) (c)	193	3,472
FARO Technologies Inc. (c)	39	530
Informatica Corp. (c)	311	4,122
InterDigital Inc. (c)	70	1,817
Mantech International Corp. - Class A (c)	94	3,951
MAXIMUS Inc.	28	1,121
NCI Inc. (c)	13	345
NetLogic Microsystems Inc. (c)	35	972
Omnivision Technologies Inc. (b) (c)	152	1,020
Open Text Corp. (c)	122	4,216
Pericom Semiconductor Corp. (c)	64	471
Plexus Corp. (c)	118	1,636
Power Integrations Inc. (b)	84	1,438

Rofin-Sinar Technologies Inc. (c)	70	1,122
ScanSource Inc. (c)	62	1,154
Semtech Corp. (c)	98	1,303
Tyler Technologies Inc. (c)	80	1,172
Ultratech Inc. (c)	60	753
ViaSat Inc. (c)	83	1,735
Vocus Inc. (b) (c)	55	730
		49,695
MATERIALS - 3.5%
Arch Chemicals Inc.	58	1,104
Balchem Corp.	45	1,123
Calgon Carbon Corp. (c)	123	1,746
Grief Inc.	75	2,495
Hecla Mining Co. (b) (c)	565	1,129
Olympic Steel Inc. (b)	37	567
Stepan Co.	21	574
		8,738
TELECOMMUNICATION SERVICES - 3.2%
Cbeyond Inc. (c)	69	1,308
Centennial Communications Corp. (c)	266	2,195
Premiere Global Services Inc. (b) (c)	174	1,532
Syniverse Holdings Inc. (c)	188	2,961
		7,996
UTILITIES - 3.7%
American States Water Co.	34	1,219
California Water Service Group	51	2,120
CH Energy Group Inc.	42	1,990
Laclede Group Inc.	58	2,244
MGE Energy Inc.	55	1,741
		9,314

Total Common Stocks (cost $378,940)		252,135

SHORT TERM INVESTMENTS - 13.0%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.31% (a) (f)	1,057	1,057

Securities Lending Collateral - 12.6%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	32,560	31,512
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	2,260	-
		31,512

Total Short Term Investments (cost $35,877)		32,569

Total Investments - 113.8% (cost $414,817)		284,704
Other Assets and Liabilities, Net - (13.8%)		(34,638)
Total Net Assets - 100%		$ 250,066

JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 100.4%

CONSUMER DISCRETIONARY - 18.3%
AutoZone Inc. (b) (c)	434	$ 70,565
Buffalo Wild Wings Inc. (b) (c)	169	6,172
Fred's Inc.	370	4,174
GKN Plc	28,959	28,359
H&R Block Inc. (b)	2,671	48,587
HOT Topic Inc. (b) (c)	413	4,623
International Game Technology	2,045	18,855
ITV Plc	70,188	19,135
Jo-Ann Stores Inc. (c)	242	3,960
Ladbrokes Plc	15,218	40,013
Leggett & Platt Inc. (b)	1,601	20,798
Limited Brands Inc.	2,416	21,022
Macy's Inc.	2,344	20,857
Mattel Inc.	1,509	17,404
Monro Muffler Inc. (b)	175	4,779
National Presto Industries Inc.	64	3,930
Nordstrom Inc. (b)	1,825	30,567
PetMed Express Inc. (b) (c)	222	3,664
Rent-A-Center Inc. (b) (c)	621	12,020
Sherwin-Williams Co. (b)	1,017	52,839
Starwood Hotels & Resorts Worldwide Inc. (b)	1,358	17,251
Steven Madden Ltd. (b) (c)	169	3,178
Wet Seal Inc. (c)	858	2,883
		455,635
CONSUMER STAPLES - 12.6%
Cal-Maine Foods Inc.	201	4,511
Diamond Foods Inc. (b)	154	4,289
General Mills Inc.	999	49,809
J&J Snack Foods Corp.	169	5,833
Kraft Foods Inc. - Class A	2,261	50,400
Kroger Co.	2,298	48,755
Lance Inc. (b)	292	6,083
Lorillard Inc.	431	26,626
Nash Finch Co. (b)	120	3,361
Philip Morris International Inc.	556	19,767
Prestige Brands Holdings Inc. (c)	453	2,349
Spartan Stores Inc. (b)	210	3,231
SUPERVALU Inc. (b)	1,661	23,712
TreeHouse Foods Inc. (b) (c)	293	8,447
Wal-Mart Stores Inc.	1,083	56,448
		313,621
ENERGY - 2.2%
Clayton Williams Energy Inc. (b) (c)	110	3,225
Spectra Energy Corp.	1,543	21,822
Teekay Corp. (b)	1,234	17,559
VAALCO Energy Inc. (c)	549	2,905
World Fuel Services Corp. (b)	271	8,578
		54,089

FINANCIALS - 13.2%
Amerisafe Inc. (c)	172	2,630
BancFirst Corp.	141	5,138
Bank Mutual Corp.	440	3,986
Bank of America Corp.	7,184	48,993
Bank of the Ozarks Inc. (b)	160	3,687
Berkshire Hills Bancorp Inc.	112	2,559
BOC Hong Kong Holdings Ltd.	35,730	36,594
Brookline Bancorp Inc.	549	5,216
Chemical Financial Corp. (b)	218	4,541
Community Bank System Inc.	300	5,025
Community Trust Bancorp Inc.	137	3,655
CVB Financial Corp. (b)	770	5,108
EZCORP Inc. - Class A (b) (c)	380	4,401
Financial Federal Corp.	242	5,133
First Bancorp Inc. (b)	856	3,647
First Cash Financial Services Inc. (c)	276	4,119
First Commonwealth Financial Corp. (b)	775	6,875
Home Bancshares Inc. (b)	181	3,618
IberiaBank Corp.	144	6,638
Investors Real Estate Trust (b)	555	5,475
JPMorgan Chase & Co.	1,924	51,143
Life Partners Holdings Inc. (b)	138	2,346
NBT Bancorp Inc. (b)	301	6,514
Nelnet Inc. - Class A (c)	359	3,172
New World Development Ltd.	39,909	39,838
Ocwen Financial Corp. (c)	592	6,767
Old National Bancorp (b)	625	6,978
Pinnacle Financial Partners Inc. (b) (c)	219	5,181
Republic Bancorp Inc. - Class A (b)	167	3,114
S&T Bancorp Inc. (b)	256	5,431
San Juan Basin Royalty Trust (b)	781	11,145
Stifel Financial Corp. (c)	238	10,310
SWS Group Inc.	249	3,869
WesBanco Inc.	245	5,605
		328,451
HEALTH CARE - 11.2%
Bristol-Myers Squibb Co.	1,045	22,909
Computer Programs & Systems Inc. (b)	102	3,400
Conmed Corp. (c)	273	3,934
CryoLife Inc. (c)	248	1,287
Eli Lilly & Co.	605	20,202
Gentiva Health Services Inc. (c)	273	4,150
Greatbatch Inc. (b) (c)	215	4,155
Hanger Orthopedic Group Inc. (c)	292	3,863
HealthSpring Inc. (c)	552	4,622
Landauer Inc.	89	4,508
LHC Group Inc. (c)	167	3,725
Martek Biosciences Corp. (b)	313	5,710

Merck & Co. Inc.	1,997	53,420
Merit Medical Systems Inc. (c)	264	3,221
Pfizer Inc.	5,710	77,776
Quest Diagnostics Inc. (b)	1,168	55,478
Questcor Pharmaceuticals Inc. (b) (c)	595	2,930
ViroPharma Inc. (b) (c)	731	3,838
		279,128
INDUSTRIALS - 17.3%
AAON Inc. (b)	155	2,815
AeroVironment Inc. (b) (c)	196	4,091
American Science & Engineering Inc. (b)	83	4,618
Applied Signal Technology Inc.	122	2,460
Arkansas Best Corp. (b)	234	4,449
Avery Dennison Corp. (b)	736	16,451
Axsys Technologies Inc. (c)	104	4,385
Beacon Roofing Supply Inc. (b) (c)	413	5,526
Cathay Pacific Airways Ltd. (b)	35,975	35,686
CH Robinson Worldwide Inc. (b)	1,102	50,250
Citic Pacific Ltd.	37,432	42,419
COSCO Pacific Ltd. (b)	39,656	39,053
Encore Wire Corp. (b)	217	4,651
ESCO Technologies Inc. (b) (c)	242	9,350
Exponent Inc. (c)	128	3,252
Force Protection Inc. (b) (c)	642	3,082
General Electric Co. (b)	6,245	63,138
Genesee & Wyoming Inc. - Class A (c)	295	6,268
Hawaiian Holdings Inc. (c)	461	1,719
ICF International Inc. (c)	141	3,238
Marten Transport Ltd. (c)	203	3,797
MasTec Inc. (c)	638	7,717
Navigant Consulting Inc. (c)	448	5,861
Old Dominion Freight Line Inc. (b) (c)	347	8,148
Pitney Bowes Inc.	954	22,273
Standex International Corp.	109	1,006
Stanley Inc. (c)	217	5,505
Sykes Enterprises Inc. (c)	380	6,319
Textron Inc.	1,739	9,982
Waste Management Inc. (b)	1,833	46,932
Watsco Inc. (b)	226	7,692
		432,133
INFORMATION TECHNOLOGY - 3.9%
AsiaInfo Holdings Inc. (c)	433	7,295
CSG Systems International Inc. (b) (c)	322	4,596
EPIQ Systems Inc. (b) (c)	334	6,026
Forrester Research Inc. (c)	212	4,353
InterDigital Inc. (b) (c)	404	10,427
Logica Plc (b)	40,802	37,322
Motorola Inc. (b)	5,486	23,205
NCI Inc. (c)	77	1,994
S1 Corp. (c)	486	2,502

		97,720
MATERIALS - 13.1%
Alcoa Inc. (b)	8,982	65,927
Balchem Corp.	172	4,317
Eastman Chemical Co. (b)	764	20,480
EI Du Pont de Nemours & Co.	3,999	89,295
Olin Corp.	1,339	19,101
PPG Industries Inc.	574	21,188
Rohm & Haas Co.	983	77,509
RPM International Inc.	1,825	23,231
Stepan Co.	91	2,471
Zep Inc.	197	2,020
		325,539
TELECOMMUNICATION SERVICES - 7.3%
AT&T Inc.	2,131	53,689
BCE Inc.	1,185	23,576
BT Group Plc	20,823	23,365
Shenandoah Telecommunications Co.	221	5,036
TELUS Corp.	854	22,502
Verizon Communications Inc.	1,791	54,077
		182,245
UTILITIES - 1.3%
California Water Service Group	194	8,102
CH Energy Group Inc. (b)	144	6,777
Laclede Group Inc.	206	8,019
South Jersey Industries Inc.	275	9,639
		32,537

Total Common Stocks (cost $3,665,311)		2,501,098

SHORT TERM INVESTMENTS - 12.6%
Mutual Funds - 0.7%
JNL Money Market Fund, 0.31% (a) (f)	17,095	17,095

Securities Lending Collateral - 11.9%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	305,850	296,002
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	13,809	-
		296,002

Total Short Term Investments (cost $336,754)		313,097

Total Investments - 113.0% (cost $4,002,065)		2,814,195
Other Assets and Liabilities, Net - (13.0%)		(323,227)
Total Net Assets - 100%		$ 2,490,968

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 100.6%
CONSUMER DISCRETIONARY - 13.7%
Apollo Group Inc. - Class A (c)	43	$ 3,396

AutoZone Inc. (b) (c)	20	3,235
Buffalo Wild Wings Inc. (b) (c)	12	431
Comcast Corp. - Class A	195	2,662
Daimler AG (b)	57	1,448
DeVry Inc.	9	438
DirecTV Group Inc. (b) (c)	100	2,268
Dollar Tree Inc. (c)	11	508
Family Dollar Stores Inc.	18	588
Fred's Inc.	26	295
H&R Block Inc.	43	783
Hasbro Inc. (b)	60	1,512
HOT Topic Inc. (b) (c)	29	326
Jo-Ann Stores Inc. (c)	17	282
McDonald's Corp.	68	3,729
Monro Muffler Inc. (b)	12	330
National Presto Industries Inc.	5	284
NetFlix Inc. (b) (c)	14	613
Panera Bread Co. - Class A (b) (c)	8	457
PetMed Express Inc. (b) (c)	16	256
Renault SA	82	1,697
Rent-A-Center Inc. (c)	43	842
Ross Stores Inc.	14	514
Shaw Communications Inc. (b)	51	775
Staples Inc.	67	1,219
Steven Madden Ltd. (c)	11	212
Tractor Supply Co. (b) (c)	12	424
Wet Seal Inc. (b) (c)	61	205
		29,729
CONSUMER STAPLES - 6.7%
Anheuser-Busch InBev NV	92	2,545
Brown-Forman Corp. - Class B	34	1,339
Cal-Maine Foods Inc. (b)	14	312
Church & Dwight Co. Inc.	9	463
Clorox Co.	32	1,643
Diamond Foods Inc. (b)	11	307
Estee Lauder Cos. Inc. (b)	57	1,411
J&J Snack Foods Corp.	12	412
Lance Inc.	21	428
Nash Finch Co. (b)	8	230
Prestige Brands Holdings Inc. (c)	32	164
Spartan Stores Inc.	14	217
TreeHouse Foods Inc. (c)	36	1,039
Wal-Mart Stores Inc.	76	3,945
		14,455
ENERGY - 5.2%
Chevron Corp.	47	3,155
Clayton Williams Energy Inc. (b) (c)	8	225
ConocoPhillips	34	1,330
ENI SpA	91	1,765
ENSCO International Inc.	62	1,641

StatoilHydro ASA	131	2,311
VAALCO Energy Inc. (c)	37	195
World Fuel Services Corp. (b)	19	601
		11,223
FINANCIALS - 16.6%
Amerisafe Inc. (c)	12	181
AXA SA	96	1,155
BancFirst Corp.	10	360
Banco Bilbao Vizcaya Argentaria SA	177	1,435
Banco Santander SA	227	1,564
Bank Mutual Corp.	32	290
Bank of America Corp.	121	826
Bank of the Ozarks Inc. (b)	11	245
BB&T Corp. (b)	62	1,045
Berkshire Hills Bancorp Inc.	8	175
BNP Paribas	51	2,089
Brookline Bancorp Inc.	38	365
Chemical Financial Corp. (b)	16	328
Community Bank System Inc. (b)	21	357
Community Trust Bancorp Inc.	10	258
CVB Financial Corp. (b)	54	358
Deutsche Bank AG	55	2,209
EZCORP Inc. - Class A (c)	26	296
Financial Federal Corp.	17	360
First Bancorp Inc. (b)	59	252
First Cash Financial Services Inc. (c)	19	288
First Commonwealth Financial Corp. (b)	54	481
First Niagara Financial Group Inc. (b)	105	1,141
Fulton Financial Corp. (b)	176	1,167
Home Bancshares Inc. (b)	13	252
Huntington Bancshares Inc. (b)	219	363
IberiaBank Corp.	10	470
Investors Real Estate Trust (b)	38	378
Life Partners Holdings Inc.	10	171
Moody's Corp. (b)	88	2,012
NBT Bancorp Inc. (b)	21	455
Nelnet Inc. - Class A (c)	24	212
Nordea Bank AB (b)	306	1,526
Ocwen Financial Corp. (c)	41	467
Old National Bancorp (b)	44	488
People's United Financial Inc.	95	1,706
Pinnacle Financial Partners Inc. (b) (c)	15	367
Plum Creek Timber Co. Inc. (b)	51	1,485
Regions Financial Corp. (b)	214	913
Republic Bancorp Inc. - Class A (b)	12	217
S&T Bancorp Inc. (b)	18	388
Sampo Oyj	116	1,709
Skandinaviska Enskilda Banken AB (b)	278	875
Stifel Financial Corp. (b) (c)	17	724
SunTrust Banks Inc.	58	680

SWS Group Inc.	18	280
Travelers Cos. Inc.	39	1,599
WesBanco Inc.	17	394
Zions Bancorp (b)	70	685
		36,041
HEALTH CARE - 18.9%
Amgen Inc. (c)	147	7,281
Biogen Idec Inc. (c)	28	1,446
Bristol-Myers Squibb Co.	183	4,007
Chemed Corp. (b)	11	413
Computer Programs & Systems Inc. (b)	7	244
Conmed Corp. (c)	19	275
CryoLife Inc. (c)	17	90
DaVita Inc. (c)	13	572
Endo Pharmaceuticals Holdings Inc. (c)	16	281
Express Scripts Inc. (c)	64	2,932
Forest Laboratories Inc. (c)	70	1,531
Gentiva Health Services Inc. (c)	19	285
Gilead Sciences Inc. (c)	35	1,609
Greatbatch Inc. (b) (c)	15	283
Haemonetics Corp. (c)	7	404
Hanger Orthopedic Group Inc. (c)	20	271
HealthSpring Inc. (c)	38	314
Johnson & Johnson	71	3,742
Landauer Inc.	6	308
LHC Group Inc. (c)	12	260
Martek Biosciences Corp. (b)	22	393
Medco Health Solutions Inc. (c)	63	2,605
Merit Medical Systems Inc. (c)	18	217
OSI Pharmaceuticals Inc. (c)	11	421
Perrigo Co. (b)	13	333
Pfizer Inc.	96	1,309
Pharmaceutical Product Development Inc.	15	349
Questcor Pharmaceuticals Inc. (b) (c)	41	203
Resmed Inc. (c)	11	401
Teva Pharmaceutical Industries Ltd. - ADR (b)	177	7,979
ViroPharma Inc. (b) (c)	51	267
		41,025
INDUSTRIALS - 10.0%
AAON Inc. (b)	11	207
AeroVironment Inc. (b) (c)	13	281
American Science & Engineering Inc.	6	319
Applied Signal Technology Inc.	9	177
Arkansas Best Corp. (b)	16	308
Axsys Technologies Inc. (c)	7	315
Beacon Roofing Supply Inc. (b) (c)	30	396
Briggs & Stratton Corp. (b)	97	1,597
Cintas Corp.	18	455
Deutsche Post AG	129	1,385

Dun & Bradstreet Corp.	23	1,759
Eaton Corp. (b)	34	1,253
Encore Wire Corp. (b)	15	326
ESCO Technologies Inc. (b) (c)	17	661
Exponent Inc. (c)	9	218
Force Protection Inc. (b) (c)	45	217
Genesee & Wyoming Inc. - Class A (b) (c)	21	442
Hawaiian Holdings Inc. (c)	32	120
ICF International Inc. (c)	10	229
JB Hunt Transport Services Inc. (b)	16	391
Marten Transport Ltd. (c)	15	272
MasTec Inc. (c)	44	533
Navigant Consulting Inc. (c)	32	417
Old Dominion Freight Line Inc. (b) (c)	24	569
Robert Half International Inc. (b)	85	1,521
Rockwell Automation Inc.	55	1,200
RR Donnelley & Sons Co.	126	921
Sandvik AB (b)	343	1,967
Standex International Corp.	8	72
Stanley Inc. (c)	15	386
Sykes Enterprises Inc. (c)	27	447
Textron Inc.	122	702
Timken Co.	86	1,206
Watsco Inc. (b)	16	543
		21,812
INFORMATION TECHNOLOGY - 15.3%
Altera Corp.	134	2,355
AsiaInfo Holdings Inc. (c)	30	509
Automatic Data Processing Inc.	48	1,686
Broadcom Corp. - Class A (c)	42	843
Check Point Software Technologies Ltd. (c)	22	499
Cisco Systems Inc. (c)	261	4,369
CSG Systems International Inc. (c)	23	332
EPIQ Systems Inc. (b) (c)	23	421
Fiserv Inc. (c)	15	549
Forrester Research Inc. (c)	15	313
Intel Corp.	290	4,362
InterDigital Inc. (b) (c)	28	730
Intuit Inc. (c)	30	812
Juniper Networks Inc. (c)	50	751
Lexmark International Inc. (c)	65	1,104
Linear Technology Corp. (b)	21	481
Mantech International Corp. - Class A (c)	8	323
Microchip Technology Inc. (b)	90	1,914
Microsoft Corp.	219	4,014
NCI Inc. (c)	6	147
Oracle Corp. (c)	240	4,330
S1 Corp. (c)	34	174
SAIC Inc. (c)	26	478
Symantec Corp. (c)	79	1,181

Xilinx Inc.	26	499
		33,176
MATERIALS - 2.9%
Balchem Corp.	12	305
BASF SE	55	1,660
Eastman Chemical Co. (b)	54	1,438
MeadWestvaco Corp.	152	1,824
Rock-Tenn Co. - Class A	13	343
Sigma-Aldrich Corp. (b)	12	449
Stepan Co.	6	168
Zep Inc.	14	138
		6,325
TELECOMMUNICATION SERVICES - 2.0%
Portugal Telecom SGPS SA	251	1,942
Shenandoah Telecommunications Co.	15	353
TeliaSonera AB (b)	432	2,083
		4,378
UTILITIES - 9.4%
AGL Resources Inc.	54	1,432
American Electric Power Co. Inc.	51	1,280
California Water Service Group	13	562
CH Energy Group Inc. (b)	10	480
Dominion Resources Inc.	50	1,536
Enel SpA	339	1,625
Exelon Corp.	32	1,449
Fortum Oyj (c)	101	1,917
Laclede Group Inc. (b)	14	563
NiSource Inc.	155	1,522
Oneok Inc.	58	1,314
Pinnacle West Capital Corp.	52	1,393
PPL Corp.	57	1,647
SCANA Corp.	47	1,464
South Jersey Industries Inc.	19	678
TECO Energy Inc. (b)	138	1,538
		20,400

Total Common Stocks (cost $273,950)		218,564

RIGHTS - 0.0%
Fortis (c) (e)	140	-

Total Rights (cost $0)		-

SHORT TERM INVESTMENTS - 13.8%
Mutual Funds - 0.9%
JNL Money Market Fund, 0.31% (a) (f)	1,876	1,876

Securities Lending Collateral - 12.9%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	29,001	28,067

Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	934	-
		28,067

Total Short Term Investments (cost $31,811)		29,943

Total Investments - 114.4% (cost $305,761)		248,507
Other Assets and Liabilities, Net - (14.4%)		(31,269)
Total Net Assets - 100%		$ 217,238

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 19.3%
Apollo Group Inc. - Class A (c)	38	$ 2,976
AutoZone Inc. (c)	14	2,255
Comcast Corp. - Class A	367	4,999
Daimler AG	104	2,636
DeVry Inc.	17	804
DirecTV Group Inc. (b) (c)	187	4,259
Dollar Tree Inc. (c)	22	961
Family Dollar Stores Inc.	33	1,101
GKN Plc	2,123	2,079
H&R Block Inc.	81	1,475
International Game Technology	130	1,199
ITV Plc	5,282	1,440
Ladbrokes Plc	1,130	2,970
Leggett & Platt Inc.	102	1,321
Limited Brands Inc.	154	1,338
Macy's Inc.	149	1,329
Mattel Inc.	96	1,101
McDonald's Corp.	129	7,042
NetFlix Inc. (b) (c)	27	1,163
Nordstrom Inc. (b)	116	1,951
Panera Bread Co. - Class A (b) (c)	15	841
Renault SA	150	3,078
Ross Stores Inc.	27	960
Shaw Communications Inc. (b)	96	1,459
Staples Inc.	128	2,317
Starwood Hotels & Resorts Worldwide Inc. (b)	86	1,097
Tractor Supply Co. (b) (c)	22	780
		54,931
CONSUMER STAPLES - 6.4%
Anheuser-Busch InBev NV	167	4,615
Church & Dwight Co. Inc.	17	870
Lorillard Inc.	27	1,663
Philip Morris International Inc.	35	1,254
SUPERVALU Inc.	106	1,509
TreeHouse Foods Inc. (b) (c)	29	831
Wal-Mart Stores Inc.	143	7,458
		18,200

ENERGY - 3.5%
ENI SpA	166	3,225
Spectra Energy Corp.	98	1,387
StatoilHydro ASA	235	4,163
Teekay Corp. (b)	78	1,105
		9,880
FINANCIALS - 10.7%
AXA SA	173	2,080
Banco Bilbao Vizcaya Argentaria SA	321	2,607
Banco Santander SA	412	2,839
Bank of America Corp.	212	1,449
BNP Paribas	91	3,759
BOC Hong Kong Holdings Ltd.	2,632	2,696
Deutsche Bank AG	100	4,011
New World Development Ltd.	2,939	2,934
Nordea Bank AB	559	2,787
Sampo Oyj	210	3,100
San Juan Basin Royalty Trust (b)	49	694
Skandinaviska Enskilda Banken AB	499	1,573
		30,529
HEALTH CARE - 22.8%
Amgen Inc. (c)	278	13,752
Biogen Idec Inc. (c)	52	2,735
Bristol-Myers Squibb Co.	411	9,018
Chemed Corp.	20	768
DaVita Inc. (c)	25	1,092
Eli Lilly & Co.	38	1,261
Endo Pharmaceuticals Holdings Inc. (b) (c)	30	538
Express Scripts Inc. (c)	59	2,737
Haemonetics Corp. (c)	14	760
Johnson & Johnson	134	7,058
Medco Health Solutions Inc. (c)	118	4,885
OSI Pharmaceuticals Inc. (b) (c)	21	794
Perrigo Co. (b)	24	596
Pfizer Inc.	170	2,314
Pharmaceutical Product Development Inc.	27	640
Resmed Inc. (c)	21	742
Teva Pharmaceutical Industries Ltd. - ADR (b)	334	15,067
		64,757
INDUSTRIALS - 7.4%
Avery Dennison Corp.	47	1,056
Cathay Pacific Airways Ltd.	2,650	2,629
Cintas Corp.	34	837
Citic Pacific Ltd.	2,736	3,101
COSCO Pacific Ltd.	2,899	2,855
Deutsche Post AG	234	2,517
General Electric Co.	184	1,861
JB Hunt Transport Services Inc. (b)	30	718
Pitney Bowes Inc.	60	1,390

Sandvik AB	618	3,541
Textron Inc.	109	623
		21,128
INFORMATION TECHNOLOGY - 18.5%
Altera Corp.	53	938
Automatic Data Processing Inc.	90	3,178
Broadcom Corp. - Class A (c)	80	1,592
Check Point Software Technologies Ltd. (c)	43	944
Cisco Systems Inc. (c)	492	8,256
Fiserv Inc. (c)	28	1,038
Intel Corp.	547	8,235
Intuit Inc. (c)	57	1,545
Juniper Networks Inc. (c)	93	1,402
Linear Technology Corp. (b)	40	917
Logica Plc	3,030	2,771
Mantech International Corp. - Class A (c)	14	604
Microsoft Corp.	413	7,583
Motorola Inc.	343	1,452
Oracle Corp. (c)	453	8,177
SAIC Inc. (c)	48	897
Symantec Corp. (c)	150	2,245
Xilinx Inc.	49	934
		52,708
MATERIALS - 5.1%
Alcoa Inc. (b)	264	1,940
BASF SE	100	3,031
Eastman Chemical Co.	49	1,303
EI Du Pont de Nemours & Co.	119	2,654
Olin Corp.	85	1,218
PPG Industries Inc.	36	1,337
Rock-Tenn Co. - Class A	23	619
RPM International Inc.	116	1,472
Sigma-Aldrich Corp.	22	831
		14,405
TELECOMMUNICATION SERVICES - 4.2%
BCE Inc.	75	1,491
BT Group Plc	1,524	1,710
Portugal Telecom SGPS SA	457	3,544
TeliaSonera AB	778	3,749
TELUS Corp.	54	1,426
		11,920
UTILITIES - 2.2%
Enel SpA	614	2,949
Fortum Oyj (c)	181	3,450
		6,399

Total Common Stocks (cost $377,840)		284,857

RIGHTS - 0.0%

Fortis (c) (e)	270	-

Total Rights (cost $0)		-

SHORT TERM INVESTMENTS - 6.7%
Mutual Funds - 0.5%
JNL Money Market Fund, 0.31% (a) (f)	1,526	1,526

Securities Lending Collateral - 6.2%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	18,217	17,631
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	591	-
		17,631

Total Short Term Investments (cost $20,334)		19,157

Total Investments - 106.9% (cost $398,174)		304,014
Other Assets and Liabilities, Net - (6.9%)		(19,493)
Total Net Assets - 100%		$ 284,521

JNL/Mellon Capital Management S&P® SMid 60 Fund
COMMON STOCKS - 101.7%
CONSUMER DISCRETIONARY - 32.0%
Barnes & Noble Inc. (b)	71	$ 1,517
Boyd Gaming Corp. (b)	225	840
Cabela's Inc. - Class A (b) (c)	91	833
Charlotte Russe Holding Inc. (c)	82	669
Christopher & Banks Corp.	94	384
Collective Brands Inc. (c)	91	885
Foot Locker Inc.	145	1,520
Genesco Inc. (b) (c)	31	593
HSN Inc. (c)	74	379
Jo-Ann Stores Inc. (c)	34	562
Landry's Restaurants Inc. (b)	45	236
Meritage Homes Corp. (b) (c)	44	500
OfficeMax Inc.	70	219
Pinnacle Entertainment Inc. (b) (c)	70	493
Regis Corp.	73	1,059
Scholastic Corp. (b)	78	1,182
Ticketmaster Entertainment Inc. (c)	82	302
Tween Brands Inc. (c)	124	265
		12,438
CONSUMER STAPLES - 1.2%
Great Atlantic & Pacific Tea Co. (b) (c)	85	451

ENERGY - 21.7%
Basic Energy Services Inc. (b) (c)	40	261
Bill Barrett Corp. (c)	50	1,121
Cimarex Energy Co.	40	736
Exterran Holdings Inc. (b) (c)	50	806

Newfield Exploration Co. (c)	54	1,223
Overseas Shipholding Group Inc. (b)	25	574
Patterson-UTI Energy Inc.	93	834
Plains Exploration & Production Co. (c)	46	794
Southern Union Co. (b)	82	1,243
Unit Corp. (c)	40	839
		8,431
FINANCIALS - 10.8%
AmeriCredit Corp. (b) (c)	140	822
Central Pacific Financial Corp. (b)	53	299
Delphi Financial Group Inc.	29	391
Hospitality Properties Trust (b)	72	860
Provident Bankshares Corp. (b)	55	388
South Financial Group Inc. (b)	122	135
Sterling Financial Corp. / WA (b)	60	124
Synovus Financial Corp. (b)	128	417
UCBH Holdings Inc. (b)	80	120
Webster Financial Corp. (b)	77	328
Wintrust Financial Corp. (b)	26	320
		4,204
HEALTH CARE - 5.4%
Community Health Systems Inc. (c)	73	1,120
LifePoint Hospitals Inc. (b) (c)	47	973
		2,093
INDUSTRIALS - 8.4%
Ceradyne Inc. (c)	26	475
Consolidated Graphics Inc. (c)	24	301
Gibraltar Industries Inc. (b)	44	206
Oshkosh Truck Corp.	120	808
SkyWest Inc.	29	355
Trinity Industries Inc. (b)	68	622
United Rentals Inc. (b) (c)	117	492
		3,259
INFORMATION TECHNOLOGY - 15.7%
ADC Telecommunications Inc. (b) (c)	196	860
Brightpoint Inc. (c)	122	524
Fairchild Semiconductor International Inc. (c)	218	812
Novatel Wireless Inc. (b) (c)	116	650
United Online Inc.	88	391
Vishay Intertechnology Inc. (c)	311	1,084
Western Digital Corp. (c)	93	1,798
		6,119
MATERIALS - 4.3%
Commercial Metals Co. (b)	90	1,036
Headwaters Inc. (b) (c)	80	252
Olympic Steel Inc. (b)	26	400
		1,688
UTILITIES - 2.2%
PNM Resources Inc.	106	873

Total Common Stocks (cost $48,515)		39,556

SHORT TERM INVESTMENTS - 27.7%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.31% (a) (f)	214	214

Securities Lending Collateral - 27.1%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	10,902	10,551
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	285	-
		10,551

Total Short Term Investments (cost $11,401)		10,765

Total Investments - 129.4% (cost $59,916)		50,321
Other Assets and Liabilities, Net - (29.4%)		(11,437)
Total Net Assets - 100%		$ 38,884

JNL/Mellon Capital Management NYSE® International 25 Fund
COMMON STOCKS - 100.6%
CONSUMER DISCRETIONARY - 8.6%
Daimler AG (b)	61	$ 1,546
Sony Corp. - ADR	106	2,195
		3,741
ENERGY - 10.7%
Petro-Canada	106	2,813
Repsol YPF SA - ADR	108	1,842
		4,655
FINANCIALS - 53.1%
Allianz SE - ADR	211	1,765
AXA SA - ADR (b)	103	1,236
Banco Bilbao Vizcaya Argentaria SA - ADR (b)	183	1,486
Banco Santander SA - ADR (b)	244	1,685
Barclays Plc - ADR (b)	237	2,010
Credit Suisse Group AG - ADR (b)	79	2,411
Deutsche Bank AG (b)	57	2,325
HSBC Holdings Plc - ADR	47	1,327
ING Groep NV - ADR (b)	209	1,136
Lloyds Banking Group Plc - ADR	293	1,182
National Bank of Greece SA - ADR (b)	601	1,850
Royal Bank of Scotland Group Plc - ADR (b)	152	1,078
Toronto-Dominion Bank	63	2,166
UBS AG (c)	162	1,528
		23,185
INFORMATION TECHNOLOGY - 3.7%
Hitachi Ltd. - ADR	58	1,603

MATERIALS - 9.0%
ArcelorMittal - NYS (b)	94	1,889

POSCO Inc. - ADR (b)	31	2,060
		3,949
TELECOMMUNICATION SERVICES - 7.9%
Nippon Telegraph & Telephone Corp. - ADR (b)	85	1,622
Telecom Italia SpA - ADR	143	1,824
		3,446
UTILITIES - 7.7%
Korea Electric Power Corp. - ADR (c)	198	1,815
Veolia Environnement - ADR	73	1,527
		3,342

Total Common Stocks (cost $77,163)		43,921

RIGHTS - 0.4%
HSBC Holdings Plc (b) (c) (e)	19	167

Total Rights (cost $0)		167

SHORT TERM INVESTMENTS - 24.9%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.31% (a) (f)	188	188

Securities Lending Collateral - 24.5%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	11,033	10,677
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	398	-
		10,677

Total Short Term Investments (cost $11,619)		10,865

Total Investments - 125.8% (cost $88,782)		54,953
Other Assets and Liabilities, Net - (25.8%)		(11,285)
Total Net Assets - 100%		$ 43,668

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 101.5%
CONSUMER DISCRETIONARY - 2.4%
RCN Corp. (c)	27	$ 102
Virgin Media Inc. (b)	93	446
		548
FINANCIALS - 3.6%
Leucadia National Corp. (b) (c)	55	816

TELECOMMUNICATION SERVICES - 95.5%
AT&T Inc.	217	5,458
CenturyTel Inc. (b)	32	896
Cincinnati Bell Inc. (c)	105	242
Embarq Corp.	31	1,160
Frontier Communications Corp.	99	710
Leap Wireless International Inc. (b) (c)	16	571
Level 3 Communications Inc. (b) (c)	555	511
MetroPCS Communications Inc. (c)	67	1,146
NII Holdings Inc. - Class B (c)	53	790
Qwest Communications International Inc. (b)	302	1,033
Sprint Nextel Corp. (c)	307	1,095
Telephone & Data Systems Inc.	17	445
Telephone & Data Systems Inc. - Special Shares	16	383
tw telecom inc. (b) (c)	53	461
US Cellular Corp. (c)	7	230
Verizon Communications Inc.	182	5,484
Windstream Corp.	140	1,128
		21,743

Total Common Stocks (cost $32,280)		23,107

SHORT TERM INVESTMENTS - 13.3%
Securities Lending Collateral - 13.3%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	3,133	3,032
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	124	-
		3,032

Total Short Term Investments (cost $3,257)		3,032

Total Investments - 114.8% (cost $35,537)		26,139
Other Assets and Liabilities, Net - (14.8%)		(3,367)
Total Net Assets - 100%		$ 22,772

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 65.2%
99 Cents Only Stores (b) (c)	1	$ 10
Aaron Rents Inc.	1	25
Abercrombie & Fitch Co. - Class A	2	42
Advance Auto Parts Inc.	2	78
Aeropostale Inc. (b) (c)	1	37
Amazon.com Inc. (c)	6	460
American Eagle Outfitters Inc.	4	44
American Greetings Corp.	1	4
AnnTaylor Stores Corp. (b) (c)	1	6
Apollo Group Inc. - Class A (c)	3	222
Arbitron Inc.	1	8
Ascent Media Corp. (c)	-	7
AutoNation Inc. (b) (c)	2	32
AutoZone Inc. (c)	1	115
Bally Technologies Inc. (c)	1	20
Barnes & Noble Inc. (b)	1	16
Bed Bath & Beyond Inc. (b) (c)	5	132
Best Buy Co. Inc.	7	259
Big Lots Inc. (b) (c)	2	34
Bob Evans Farms Inc. (b)	1	14
Boyd Gaming Corp. (b)	1	4
Brinker International Inc.	2	32
Brown Shoe Co. Inc. (b)	1	4
Burger King Holdings Inc.	2	43
Cablevision Systems Corp. - Class A	5	61
Career Education Corp. (c)	2	44
Carmax Inc. (b) (c)	4	49
Carnival Corp. (b)	9	186
Cato Corp. - Class A	1	10
CBS Corp. - Class B	12	45
CEC Entertainment Inc. (c)	-	11
Cheesecake Factory Inc. (c)	1	13
Chico's FAS Inc. (c)	3	18
Childrens Place Retail Stores Inc. (c)	-	10
Chipotle Mexican Grill Inc. - Class A (b) (c)	-	19
Chipotle Mexican Grill Inc. (c)	-	21
Choice Hotels International Inc. (b)	1	17
Christopher & Banks Corp.	1	4
Collective Brands Inc. (c)	1	12
Comcast Corp. - Class A	42	570
Comcast Corp. - Special Class A	16	212
Corinthian Colleges Inc. (b) (c)	2	32
Cracker Barrel Old Country Store Inc. (b)	-	13
CTC Media Inc. (c)	1	6
Darden Restaurants Inc.	3	86
DeVry Inc.	1	60
Dick's Sporting Goods Inc. (c)	2	24
Dillard's Inc. - Class A (b)	1	7

DirecTV Group Inc. (b) (c)	11	254
Discovery Communications Inc. - Class A (c)	3	44
Discovery Communications Inc. - Class C (c)	3	42
DISH Network Corp. (c)	4	47
Dollar Tree Inc. (c)	2	80
DreamWorks Animation SKG Inc. (c)	1	25
Dress Barn Inc. (b) (c)	1	11
Expedia Inc. (c)	4	39
Family Dollar Stores Inc. (b)	3	90
Foot Locker Inc.	3	32
Fred's Inc.	1	8
GameStop Corp. - Class A (c)	3	87
Gannett Co. Inc. (b)	5	10
Gap Inc.	11	137
Gaylord Entertainment Co. (b) (c)	1	8
Genesco Inc. (b) (c)	-	7
Group 1 Automotive Inc. (b)	-	6
Guess? Inc.	1	25
Gymboree Corp. (c)	1	12
H&R Block Inc.	7	125
Harte-Hanks Inc. (b)	1	5
Hillenbrand Inc.	1	19
Home Depot Inc.	34	812
HSN Inc. (c)	1	4
Interactive Data Corp.	1	18
International Game Technology	6	55
International Speedway Corp. - Class A	1	12
Interpublic Group of Cos. Inc. (c)	10	40
Interval Leisure Group Inc. (c)	1	5
ITT Educational Services Inc. (c)	1	96
J Crew Group Inc. (b) (c)	1	13
J.C. Penney Co. Inc.	4	80
Jack in the Box Inc. (c)	1	27
John Wiley & Sons Inc.	1	30
Kohl's Corp. (c)	6	247
Lamar Advertising Co. (b) (c)	1	12
Las Vegas Sands Corp. (b) (c)	7	22
Liberty Global Inc. - Class A (b) (c)	3	43
Liberty Global Inc. (c)	3	41
Liberty Media Corp. - Capital (c)	2	13
Liberty Media Corp. - Entertainment - Class A (c)	10	200
Liberty Media Corp. - Interactive (c)	12	33
Life Time Fitness Inc. (b) (c)	1	9
Limited Brands Inc.	6	50
Live Nation Inc. (b) (c)	2	5
Lowe's Cos. Inc.	30	542
Macy's Inc.	9	76
Marriott International Inc. - Class A (b)	6	102
Matthews International Corp. - Class A	1	17
McDonald's Corp.	23	1,235

McGraw-Hill Cos. Inc.	7	149
Men's Wearhouse Inc. (b)	1	14
Meredith Corp. (b)	1	12
MGM Mirage Inc. (b) (c)	2	4
NetFlix Inc. (b) (c)	1	41
New York Times Co. - Class A (b)	2	10
News Corp. - Class A	37	244
News Corp. - Class B	9	67
Nordstrom Inc. (b)	3	57
Office Depot Inc. (c)	6	8
OfficeMax Inc.	1	5
Omnicom Group Inc.	6	148
O'Reilly Automotive Inc. (b) (c)	3	96
Orient-Express Hotels Ltd. (b)	1	4
Panera Bread Co. - Class A (b) (c)	1	34
Papa John's International Inc. (c)	-	10
Penn National Gaming Inc. (c)	1	33
PEP Boys-Manny Moe & Jack (b)	1	4
PetSmart Inc.	3	54
PF Chang's China Bistro Inc. (b) (c)	-	10
Pinnacle Entertainment Inc. (b) (c)	1	8
Polo Ralph Lauren Corp. (b)	1	47
Pre-Paid Legal Services Inc. (b) (c)	-	4
Priceline.com Inc. (b) (c)	1	64
RadioShack Corp.	2	21
Regal Entertainment Group - Class A (b)	2	21
Regis Corp.	1	12
Rent-A-Center Inc. (c)	1	27
Ross Stores Inc.	3	95
Royal Caribbean Cruises Ltd. (b)	3	21
Saks Inc. (b) (c)	2	5
Sally Beauty Holdings Inc. (b) (c)	2	9
Scholastic Corp.	1	10
Scientific Games Corp. - Class A (b) (c)	1	16
Scripps Networks Interactive Inc.	2	40
Sears Holdings Corp. (b) (c)	1	55
Service Corp. International	5	18
Signet Jewelers Ltd.	2	19
Sonic Corp. (b) (c)	1	12
Sotheby's Holdings - Class A (b)	1	12
Staples Inc.	14	260
Starbucks Corp. (c)	15	165
Starwood Hotels & Resorts Worldwide Inc.	3	43
Stewart Enterprises Inc. - Class A (b)	2	6
Strayer Education Inc. (b)	-	52
Target Corp.	14	478
Ticketmaster Entertainment Inc. (c)	1	3
Tiffany & Co. (b)	2	54
Time Warner Cable Inc. (b)	7	175
Time Warner Inc.	24	464

TJX Cos. Inc.	9	219
Tractor Supply Co. (b) (c)	1	22
Urban Outfitters Inc. (c)	2	40
Vail Resorts Inc. (b) (c)	1	12
Viacom Inc. - Class A (b) (c)	-	5
Viacom Inc. - Class B (c)	11	194
Walt Disney Co.	35	640
Washington Post Co.	-	42
Weight Watchers International Inc.	1	14
Wendy's/Arby's Group Inc.	9	44
Williams-Sonoma Inc. (b)	2	19
WMS Industries Inc. (b) (c)	1	18
Wyndham Worldwide Corp.	3	15
Wynn Resorts Ltd. (b) (c)	2	32
Yum! Brands Inc.	9	258
		12,924
CONSUMER STAPLES - 26.4%
BJ's Wholesale Club Inc. (b) (c)	1	39
Casey's General Stores Inc.	1	28
Costco Wholesale Corp.	9	406
CVS Caremark Corp.	29	799
Kroger Co.	12	263
Rite Aid Corp. (b) (c)	10	3
Ruddick Corp.	1	19
Safeway Inc.	9	176
SUPERVALU Inc.	4	61
SYSCO Corp.	12	273
United Natural Foods Inc. (b) (c)	1	15
Walgreen Co.	20	523
Wal-Mart Stores Inc.	50	2,579
Whole Foods Market Inc. (b)	3	47
		5,231
ENERGY - 0.2%
IHS Inc. (c)	1	41

HEALTH CARE - 3.2%
AmerisourceBergen Corp.	3	102
Cardinal Health Inc.	7	228
Chemed Corp.	-	17
McKesson Corp.	6	195
Omnicare Inc. (b)	2	53
VCA Antech Inc. (b) (c)	2	38
		633
INDUSTRIALS - 2.0%
Alaska Air Group Inc. (c)	1	12
AMR Corp. (b) (c)	5	17
Continental Airlines Inc. - Class B (b) (c)	3	22
Copart Inc. (c)	1	38
Delta Air Lines Inc. (c)	14	80

Dun & Bradstreet Corp.	1	85
Hertz Global Holdings Inc. (b) (c)	3	10
JetBlue Airways Corp. (b) (c)	4	13
SkyWest Inc.	1	14
Southwest Airlines Co.	15	95
UAL Corp. (b) (c)	3	11
		397
INFORMATION TECHNOLOGY - 1.9%
Avid Technology Inc. (b) (c)	1	5
Dolby Laboratories Inc. - Class A (b) (c)	1	36
eBay Inc. (c)	22	280
Factset Research Systems Inc. (b)	1	44
RealNetworks Inc. (c)	2	5
ValueClick Inc. (c)	2	14
		384

Total Common Stocks (cost $25,547)		19,610

WARRANTS - 0.0%
Krispy Kreme Doughnuts Inc. (c)	-	-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 10.5%
Mutual Funds - 2.7%
JNL Money Market Fund, 0.31% (a) (f)	531	531

Securities Lending Collateral - 7.8%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	1,591	1,540
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	30	-
		1,540

Total Short Term Investments (cost $2,152)		2,071

Total Investments - 109.4% (cost $27,699)		21,681
Other Assets and Liabilities, Net - (9.4%)		(1,867)
Total Net Assets - 100%		$ 19,814

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 99.5%
FINANCIALS - 94.1%
ACE Ltd.	28	$ 1,128
Affiliated Managers Group Inc. (c)	3	135
AFLAC Inc.	39	759
Alexandria Real Estate Equities Inc. (b)	3	126
Alleghany Corp. (b) (c)	-	131
Allied World Assurance Co. Holdings Ltd.	3	113
Allstate Corp.	45	862
AMB Property Corp. (b)	12	175

AMBAC Financial Group Inc. (b)	14	11
American Campus Communities Inc. (b)	3	54
American Express Co.	87	1,185
American Financial Group Inc.	6	100
American International Group Inc. (b)	205	205
American National Insurance Co.	1	77
AmeriCredit Corp. (b) (c)	9	52
Ameriprise Financial Inc.	18	377
Annaly Capital Management Inc.	45	629
AON Corp.	20	817
Apartment Investment & Management Co. (b)	11	60
Arch Capital Group Ltd. (c)	4	231
Argo Group International Holdings Ltd. (c)	3	77
Arthur J Gallagher & Co. (b)	8	134
Aspen Insurance Holdings Ltd.	7	149
Associated Bancorp (b)	10	152
Assurant Inc.	10	222
Assured Guaranty Ltd.	4	29
Astoria Financial Corp.	8	70
AvalonBay Communities Inc. (b)	7	319
Axis Capital Holdings Ltd.	11	257
BancorpSouth Inc.	6	128
Bank of America Corp.	529	3,610
Bank of Hawaii Corp.	4	135
Bank of New York Mellon Corp. (a)	95	2,686
BB&T Corp. (b)	46	784
BioMed Realty Trust Inc.	6	44
BlackRock Inc. (b)	2	214
BOK Financial Corp.	2	60
Boston Properties Inc.	10	355
Brandywine Realty Trust (b)	7	19
BRE Properties Inc. - Class A (b)	4	82
Brookfield Properties Corp. (b)	16	94
Brown & Brown Inc.	9	176
Camden Property Trust	5	103
Capital One Financial Corp. (b)	32	395
CapitalSource Inc. (b)	17	21
Capitol Federal Financial	2	67
Cathay General Bancorp (b)	3	34
CB Richard Ellis Group Inc. - Class A (b) (c)	17	69
CBL & Associates Properties Inc. (b)	3	8
Charles Schwab Corp.	79	1,223
Chubb Corp.	30	1,261
Cincinnati Financial Corp.	12	280
CIT Group Inc.	33	95
Citigroup Inc. (b)	456	1,154
Citizens Republic Bancorp Inc. (c)	11	17
City National Corp. (b)	3	117
CME Group Inc.	6	1,382
Colonial Properties Trust (b)	1	6

Comerica Inc. (b)	13	238
Commerce Bancshares Inc.	5	181
Corporate Office Properties Trust SBI MD (b)	5	115
Cousins Properties Inc. (b)	2	13
Cullen/Frost Bankers Inc.	5	227
DCT Industrial Trust Inc.	12	39
Delphi Financial Group Inc.	3	47
Developers Diversified Realty Corp. (b)	7	15
DiamondRock Hospitality Co. (b)	5	19
Digital Realty Trust Inc. (b)	6	202
Dime Community Bancshares Inc.	3	25
Discover Financial Services	39	244
Douglas Emmett Inc. (b)	9	63
Duke Realty Corp. (b)	11	59
E*Trade Financial Corp. (b) (c)	38	48
East West Bancorp Inc. (b)	4	19
Eaton Vance Corp.	9	212
Endurance Specialty Holdings Ltd. (b)	4	107
Entertainment Properties Trust (b)	3	49
Equity Lifestyle Properties Inc. (b)	2	66
Equity Residential	23	422
Erie Indemnity Co. - Class A	3	93
Essex Property Trust Inc. (b)	2	128
Everest Re Group Ltd.	5	352
Federal Realty Investors Trust	5	225
Federated Investors Inc. - Class B	8	175
Fidelity National Financial Inc. - Class A	17	339
Fifth Third Bancorp (b)	46	135
First American Corp.	7	178
First Bancorp Inc. (b)	5	20
First Horizon National Corp. (b)	17	183
First Industrial Realty Trust Inc. (b)	2	6
First Midwest Bancorp Inc. (b)	4	32
First Niagara Financial Group Inc.	10	113
FirstMerit Corp.	6	109
FNB Corp. (b)	7	51
Forest City Enterprises Inc. - Class A (b)	3	11
Forestar Group Inc. (b) (c)	3	22
Franklin Resources Inc.	13	700
Franklin Street Properties Corp. (b)	5	56
Fulton Financial Corp. (b)	14	93
Genworth Financial Inc. - Class A	34	65
Glacier Bancorp Inc. (b)	5	83
GLG Partners Inc.	18	52
Goldman Sachs Group Inc.	35	3,733
Greenhill & Co. Inc. (b)	1	75
Hancock Holding Co. (b)	2	77
Hanover Insurance Group Inc.	4	121
Hartford Financial Services Group Inc.	28	219
Hatteras Financial Corp.	3	76

HCC Insurance Holdings Inc.	10	241
HCP Inc. (b)	21	384
Health Care REIT Inc. (b)	9	283
Healthcare Realty Trust Inc. (b)	5	77
Highwoods Properties Inc. (b)	6	122
Home Properties Inc. (b)	3	84
Horace Mann Educators Corp.	2	20
Hospitality Properties Trust (b)	8	96
Host Hotels & Resorts Inc.	41	160
HRPT Properties Trust (b)	17	55
Hudson City Bancorp Inc.	40	464
Huntington Bancshares Inc. (b)	24	39
IntercontinentalExchange Inc. (c)	6	443
International Bancshares Corp. (b)	4	29
Invesco Ltd.	32	443
Investment Technology Group Inc. (c)	3	83
IPC Holdings Ltd.	4	102
iStar Financial Inc. (b)	6	16
Janus Capital Group Inc. (b)	13	89
Jefferies Group Inc. (b)	10	133
Jones Lang LaSalle Inc. (b)	3	70
JPMorgan Chase & Co.	142	3,767
KeyCorp	41	320
Kilroy Realty Corp. (b)	2	43
Kimco Realty Corp. (b)	18	138
Knight Capital Group Inc. (c)	8	111
LaSalle Hotel Properties (b)	2	10
Lazard Ltd. - Class A	6	181
Legg Mason Inc. (b)	11	182
Lexington Realty Trust	7	16
Liberty Property Trust	8	151
Lincoln National Corp.	21	140
Loews Corp.	29	642
M&T Bank Corp. (b)	7	296
Macerich Co. (b)	6	35
Mack-Cali Realty Corp. (b)	5	105
Markel Corp. (c)	1	232
Marsh & McLennan Cos. Inc.	43	869
Marshall & Ilsley Corp. (b)	20	115
Max Capital Group Ltd.	4	62
MB Financial Inc. (b)	3	45
MBIA Inc. (b) (c)	19	87
Mercury General Corp.	2	54
MetLife Inc.	42	966
MF Global Ltd. (b) (c)	9	37
MFA Financial Inc.	19	111
MGIC Investment Corp. (b)	11	16
Mid-America Apartment Communities Inc. (b)	2	76
Montpelier Re Holdings Ltd.	7	94
Moody's Corp. (b)	16	374

Morgan Stanley (b)	82	1,865
MSCI Inc. (c)	6	110
NASDAQ OMX Group Inc. (b) (c)	13	249
National Financial Partners Corp. (b)	2	5
National Penn Bancshares Inc. (b)	5	45
National Retail Properties Inc. (b)	6	101
Nationwide Health Properties Inc. (b)	9	193
New York Community Bancorp Inc. (b)	28	309
NewAlliance Bancshares Inc. (b)	8	95
Northern Trust Corp.	19	1,119
NYSE Euronext	21	380
Old National Bancorp (b)	5	51
Old Republic International Corp. (b)	19	201
Omega Healthcare Investors Inc. (b)	7	94
optionsXpress Holdings Inc.	3	38
Pacific Capital Bancorp (b)	3	21
PacWest Bancorp (b)	2	22
Park National Corp. (b)	1	43
PartnerRe Ltd. (b)	4	276
Pennsylvania Real Estate Investment Trust (b)	1	5
People's United Financial Inc.	14	255
Piper Jaffray Cos. (b) (c)	2	40
Platinum Underwriters Holdings Ltd.	4	109
Plum Creek Timber Co. Inc. (b)	14	412
PNC Financial Services Group Inc.	36	1,051
Popular Inc. (b)	25	54
Post Properties Inc.	3	35
Potlatch Corp.	3	80
Principal Financial Group Inc.	21	170
PrivateBancorp Inc. (b)	2	31
ProAssurance Corp. (c)	3	125
Progressive Corp. (c)	52	698
ProLogis (b)	22	144
Prosperity Bancshares Inc. (b)	4	102
Protective Life Corp. (b)	5	26
Provident Bankshares Corp. (b)	3	22
Provident Financial Services Inc.	4	43
Prudential Financial Inc.	36	680
Public Storage Inc.	11	599
Raymond James Financial Inc. (b)	8	161
Rayonier Inc.	7	200
Realty Income Corp. (b)	9	160
Redwood Trust Inc. (b)	4	65
Regency Centers Corp. (b)	6	152
Regions Financial Corp. (b)	56	240
Reinsurance Group of America Inc.	6	191
RenaissanceRe Holdings Ltd.	5	260
RLI Corp. (b)	2	85
SEI Investments Co.	12	145
Selective Insurance Group	4	43

Senior Housing Properties Trust	10	138
Simon Property Group Inc.	20	693
SL Green Realty Corp. (b)	5	57
SLM Corp. (b) (c)	41	201
St. Joe Co. (b) (c)	7	123
StanCorp Financial Group Inc.	4	84
State Street Corp.	36	1,114
Sterling Bancshares Inc.	7	43
Stifel Financial Corp. (c)	2	91
Sunstone Hotel Investors Inc. (b)	2	5
SunTrust Banks Inc.	30	353
Susquehanna Bancshares Inc. (b)	8	70
SVB Financial Group (b) (c)	3	60
SWS Group Inc.	3	40
Synovus Financial Corp. (b)	20	64
T. Rowe Price Group Inc.	22	632
Tanger Factory Outlet Centers Inc.	3	88
Taubman Centers Inc. (b)	5	78
TCF Financial Corp. (b)	11	125
TD Ameritrade Holding Corp. (c)	20	281
TFS Financial Corp. (b)	8	101
Torchmark Corp. (b)	7	193
Tower Group Inc.	3	73
Transatlantic Holdings Inc.	2	86
Travelers Cos. Inc.	49	1,986
TrustCo Bank Corp. (b)	7	45
Trustmark Corp. (b)	4	70
U.S. Bancorp (b)	144	2,107
UCBH Holdings Inc. (b)	8	13
UDR Inc. (b)	12	100
UMB Financial Corp.	3	115
Umpqua Holdings Corp. (b)	4	36
United Bankshares Inc. (b)	3	59
United Community Banks Inc. (b)	3	12
Unitrin Inc.	3	43
Unum Group (b)	27	340
Valley National Bancorp (b)	11	139
Ventas Inc.	12	261
Vornado Realty Trust (b)	12	413
Waddell & Reed Financial Inc. - Class A	7	123
Washington Federal Inc. (b)	7	93
Washington Real Estate Investment Trust	4	68
Webster Financial Corp. (b)	3	11
Weingarten Realty Investors (b)	6	55
Wells Fargo & Co. (b)	249	3,549
WestAmerica Bancorp (b)	3	118
White Mountains Insurance Group Ltd.	1	106
Whitney Holding Corp. (b)	6	69
Willis Group Holdings Ltd.	14	312
Wilmington Trust Corp. (b)	5	48

Wintrust Financial Corp. (b)	1	17
WR Berkley Corp.	11	257
XL Capital Ltd. - Class A	28	152
Zenith National Insurance Corp.	3	78
Zions Bancorp (b)	10	96
		73,179
INDUSTRIALS - 0.3%
Equifax Inc. (b)	10	256

INFORMATION TECHNOLOGY - 5.1%
MasterCard Inc. (b)	7	1,132
Visa Inc. - Class A	37	2,075
Western Union Co.	60	757
		3,964

Total Common Stocks (cost $138,541)		77,399

SHORT TERM INVESTMENTS - 19.0%
Mutual Funds - 5.1%
JNL Money Market Fund, 0.31% (a) (f)	3,977	3,977

Securities Lending Collateral - 13.9%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	11,161	10,801
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	261	-
		10,801

Total Short Term Investments (cost $15,399)		14,778

Total Investments - 118.5% (cost $153,940)		92,177
Other Assets and Liabilities, Net - (18.5%)		(14,410)
Total Net Assets - 100%		$ 77,767

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 99.5%
HEALTH CARE - 99.5%
Abbott Laboratories	154	$ 7,340
Abraxis Bioscience Inc. (c)	-	23
Acorda Therapeutics Inc. (c)	4	70
Aetna Inc.	46	1,124
Affymetrix Inc. (c)	8	26
Alcon Inc.	8	696
Alexion Pharmaceuticals Inc. (b) (c)	8	287
Alkermes Inc. (c)	9	108
Allergan Inc.	31	1,471
Amedisys Inc. (b) (c)	3	73
American Medical Systems Holdings Inc. (c)	7	78
AMERIGROUP Corp. (c)	5	150
Amgen Inc. (c)	106	5,241
Amylin Pharmaceuticals Inc. (b) (c)	14	163

Auxilium Pharmaceuticals Inc. (b) (c)	4	108
Baxter International Inc.	61	3,146
Beckman Coulter Inc.	6	312
Becton Dickinson & Co.	23	1,526
Biogen Idec Inc. (c)	30	1,560
BioMarin Pharmaceutical Inc. (b) (c)	10	119
Bio-Rad Laboratories Inc. - Class A (c)	2	119
Boston Scientific Corp. (c)	149	1,181
Bristol-Myers Squibb Co.	197	4,315
Brookdale Senior Living Inc. (b)	4	22
Celera Corp. (c)	8	59
Celgene Corp. (c)	46	2,022
Centene Corp. (c)	4	78
Cephalon Inc. (b) (c)	7	469
Cepheid Inc. (c)	6	39
Charles River Laboratories International Inc. (c)	7	180
Cigna Corp.	27	480
Community Health Systems Inc. (c)	9	138
Cooper Cos. Inc. (b)	4	118
Covance Inc. (c)	6	221
Coventry Health Care Inc. (c)	14	188
Covidien Ltd.	50	1,677
CR Bard Inc.	10	794
Cubist Pharmaceuticals Inc. (c)	6	98
CV Therapeutics Inc. (c)	6	111
DaVita Inc. (c)	10	461
DENTSPLY International Inc. (b)	14	377
Edwards Lifesciences Corp. (b) (c)	6	343
Eli Lilly & Co.	97	3,233
Endo Pharmaceuticals Holdings Inc. (c)	11	195
Enzo Biochem Inc. (c)	4	14
Enzon Pharmaceuticals Inc. (c)	3	20
Express Scripts Inc. (c)	21	965
Facet Biotech Corp. (c)	2	21
Forest Laboratories Inc. (c)	30	665
Gen-Probe Inc. (c)	5	248
Genzyme Corp. (c)	27	1,609
Gilead Sciences Inc. (c)	91	4,219
Haemonetics Corp. (c)	3	139
Health Management Associates Inc. (c)	26	67
Health Net Inc. (c)	10	148
HealthSouth Corp. (b) (c)	9	76
Healthways Inc. (c)	3	30
Henry Schein Inc. (b) (c)	9	363
Hill-Rom Holdings Inc. (b)	6	61
HMS Holdings Corp. (c)	2	77
Hologic Inc. (c)	25	326
Hospira Inc. (c)	16	493
Humana Inc. (c)	17	446
Idexx Laboratories Inc. (b) (c)	6	208

Illumina Inc. (b) (c)	12	463
Immucor Inc. (c)	7	178
Incyte Corp. (b) (c)	10	23
InterMune Inc. (b) (c)	3	57
Intuitive Surgical Inc. (b) (c)	4	375
Invacare Corp. (b)	3	51
Inverness Medical Innovations Inc. (c)	8	208
Isis Pharmaceuticals Inc. (b) (c)	9	135
Johnson & Johnson	277	14,548
Kinetic Concepts Inc. (b) (c)	5	105
King Pharmaceuticals Inc. (b) (c)	25	178
Laboratory Corp. of America Holdings (b) (c)	11	634
Life Technologies Corp. (c)	17	562
LifePoint Hospitals Inc. (b) (c)	6	115
Lincare Holdings Inc. (b) (c)	7	161
Magellan Health Services Inc. (c)	4	134
Masimo Corp. (c)	5	136
Medarex Inc. (b) (c)	12	61
Medco Health Solutions Inc. (c)	50	2,061
Medicines Co. (c)	5	54
Medicis Pharmaceutical Corp. (b)	6	69
Mednax Inc. (c)	5	134
Medtronic Inc.	112	3,312
Merck & Co. Inc.	211	5,657
Millipore Corp. (c)	5	306
Mylan Inc. (b) (c)	30	408
Myriad Genetics Inc. (c)	9	425
Nektar Therapeutics (c)	10	53
NuVasive Inc. (b) (c)	3	106
Odyssey HealthCare Inc. (c)	3	27
Onyx Pharmaceuticals Inc. (c)	6	162
OSI Pharmaceuticals Inc. (c)	6	215
Owens & Minor Inc. (b)	4	139
Par Pharmaceutical Cos. Inc. (c)	3	28
Parexel International Corp. (c)	5	52
Patterson Cos. Inc. (c)	10	191
PDL BioPharma Inc.	11	77
Perrigo Co. (b)	9	213
Pfizer Inc.	674	9,182
Pharmaceutical Product Development Inc.	10	242
PharMerica Corp. (b) (c)	3	47
PSS World Medical Inc. (b) (c)	6	91
Psychiatric Solutions Inc. (b) (c)	5	82
Quest Diagnostics Inc.	15	700
Regeneron Pharmaceuticals Inc. (c)	6	84
Resmed Inc. (c)	7	262
Savient Pharmaceuticals Inc. (c)	5	25
Schering-Plough Corp.	162	3,816
Sepracor Inc. (c)	11	157
St. Jude Medical Inc. (c)	34	1,253

STERIS Corp.	6	133
Stryker Corp.	30	1,038
Techne Corp.	4	198
Tenet Healthcare Corp. (c)	47	54
Theravance Inc. (b) (c)	5	88
Thermo Fisher Scientific Inc. (b) (c)	42	1,501
Thoratec Corp. (c)	5	141
United Therapeutics Corp. (b) (c)	2	148
UnitedHealth Group Inc.	123	2,574
Universal Health Services Inc.	5	179
Valeant Pharmaceutical International (b) (c)	7	117
Varian Inc. (c)	3	69
Varian Medical Systems Inc. (c)	13	381
Vertex Pharmaceuticals Inc. (b) (c)	16	466
Warner Chilcott Ltd. (c)	8	86
Waters Corp. (c)	10	360
Watson Pharmaceuticals Inc. (c)	11	328
WellCare Health Plans Inc. (c)	4	45
WellPoint Inc. (c)	50	1,895
West Pharmaceutical Services Inc.	3	104
Wyeth	133	5,744
Zimmer Holdings Inc. (c)	23	825

Total Common Stocks (cost $154,848)		114,962

RIGHTS - 0.0%
Fresenius Kabi Pharmaceuticals Holding Inc. (c)	2	1

Total Rights (cost $2)		1

SHORT TERM INVESTMENTS - 2.9%
Mutual Funds - 0.6%
JNL Money Market Fund, 0.31% (a) (f)	640	640

Securities Lending Collateral - 2.4%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	2,837	2,745
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	78	-
		2,745

Total Short Term Investments (cost $3,555)		3,385

Total Investments - 102.4% (cost $158,405)		118,348
Other Assets and Liabilities, Net - (2.4%)		(2,773)
Total Net Assets - 100%		$ 115,575

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 100.1%
ENERGY - 98.7%
Anadarko Petroleum Corp.	165	$ 6,433

Apache Corp.	132	8,457
Arena Resources Inc. (c)	20	502
Atlas America Inc. (b)	24	212
Atwood Oceanics Inc. (b) (c)	26	423
Baker Hughes Inc.	119	3,395
Berry Petroleum Co. - Class A	38	416
Bill Barrett Corp. (b) (c)	20	441
BJ Services Co.	96	957
Bristow Group Inc. (b) (c)	17	355
Cabot Oil & Gas Corp. - Class A (b)	34	794
Cameron International Corp. (b) (c)	77	1,689
Carrizo Oil & Gas Inc. (b) (c)	21	183
Chesapeake Energy Corp.	234	3,991
Chevron Corp.	861	57,866
Cimarex Energy Co.	36	654
Complete Production Services Inc. (c)	40	122
Comstock Resources Inc. (b) (c)	20	593
Concho Resources Inc. (c)	28	714
ConocoPhillips	585	22,905
Continental Resources Inc. (b) (c)	19	406
Core Laboratories NV	8	622
Denbury Resources Inc. (b) (c)	84	1,245
Devon Energy Corp.	166	7,421
Diamond Offshore Drilling Inc. (b)	21	1,350
Dresser-Rand Group Inc. (b) (c)	32	718
Dril-Quip Inc. (c)	16	501
El Paso Corp. (b)	234	1,463
Encore Acquisition Co. (c)	25	573
ENSCO International Inc. (b)	47	1,228
EOG Resources Inc.	88	4,808
EXCO Resources Inc. (c)	65	648
Exterran Holdings Inc. (b) (c)	26	413
Exxon Mobil Corp.	1,181	80,460
FMC Technologies Inc. (b) (c)	41	1,286
Forest Oil Corp. (b) (c)	29	378
Frontier Oil Corp.	37	475
Global Industries Ltd. (b) (c)	73	279
Goodrich Petroleum Corp. (b) (c)	15	292
Halliburton Co.	322	4,985
Helix Energy Solutions Group Inc. (b) (c)	54	278
Helmerich & Payne Inc. (b)	31	714
Hercules Offshore Inc. (b) (c)	67	106
Hess Corp.	108	5,850
Holly Corp.	18	378
ION Geophysical Corp. (c)	88	137
Key Energy Services Inc. (c)	83	238
Marathon Oil Corp.	256	6,730
Mariner Energy Inc. (b) (c)	46	359
Murphy Oil Corp.	62	2,786
Nabors Industries Ltd. (c)	93	932

National Oilwell Varco Inc. (c)	163	4,686
Newfield Exploration Co. (c)	43	980
Newpark Resources Inc. (c)	83	211
Noble Corp.	87	2,085
Noble Energy Inc.	56	3,016
Occidental Petroleum Corp.	279	15,501
Oceaneering International Inc. (b) (c)	20	725
Oil States International Inc. (c)	27	358
Parker Drilling Co. (b) (c)	92	169
Patterson-UTI Energy Inc.	70	625
Penn Virginia Corp.	21	236
PetroHawk Energy Corp. (c)	82	1,583
Pioneer Natural Resources Co. (b)	39	644
Plains Exploration & Production Co. (c)	35	607
Pride International Inc. (b) (c)	57	1,020
Quicksilver Resources Inc. (b) (c)	54	302
Range Resources Corp.	51	2,083
Rowan Cos. Inc. (b)	51	605
SandRidge Energy Inc. (c)	49	324
Schlumberger Ltd.	383	15,548
SEACOR Holdings Inc. (b) (c)	8	464
Smith International Inc.	72	1,542
Southern Union Co.	18	275
Southwestern Energy Co. (c)	136	4,030
St. Mary Land & Exploration Co. (b)	31	404
Stone Energy Corp. (c)	28	94
Sunoco Inc.	39	1,021
Superior Energy Services Inc. (c)	39	497
Swift Energy Co. (b) (c)	21	154
Tesoro Corp. (b)	45	604
Tetra Technologies Inc. (c)	54	176
Tidewater Inc.	17	627
Transocean Ltd. (c)	115	6,767
Ultra Petroleum Corp. (c)	50	1,788
Unit Corp. (b) (c)	23	484
Valero Energy Corp.	169	3,029
W&T Offshore Inc. (b)	22	134
Weatherford International Ltd. (c)	223	2,467
Whiting Petroleum Corp. (c)	20	525
Williams Cos. Inc.	189	2,151
XTO Energy Inc.	208	6,360
		324,062
INDUSTRIALS - 1.0%
Chart Industries Inc. (c)	17	135
Energy Conversion Devices Inc. (b) (c)	7	93
Evergreen Solar Inc. (b) (c)	110	234
First Solar Inc. (b) (c)	15	1,975
SunPower Corp. - Class A (b) (c)	20	479
SunPower Corp. - Class B (c)	21	406
		3,322

UTILITIES - 0.3%
Energen Corp.	9	276
OGE Energy Corp.	35	832
		1,108

Total Common Stocks (cost $473,260)		328,492

SHORT TERM INVESTMENTS - 3.2%
Mutual Funds - 0.4%
JNL Money Market Fund, 0.31% (a) (f)	1,343	1,343

Securities Lending Collateral - 2.8%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	9,342	9,041
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	235	-
		9,041

Total Short Term Investments (cost $10,920)		10,384

Total Investments - 103.2% (cost $484,180)		338,876
Other Assets and Liabilities, Net - (3.2%)		(10,596)
Total Net Assets - 100%		$ 328,280

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 100.2%
HEALTH CARE - 0.2%
Cerner Corp. (b) (c)	4	$ 158

INDUSTRIALS - 0.5%
Dycom Industries Inc. (c)	3	18
Pitney Bowes Inc.	12	275
		293
INFORMATION TECHNOLOGY - 97.6%
3Com Corp. (b) (c)	20	63
ACI Worldwide Inc. (c)	2	31
Actel Corp. (c)	1	14
Adaptec Inc. (c)	7	17
ADC Telecommunications Inc. (b) (c)	6	27
Adobe Systems Inc. (c)	30	634
ADTRAN Inc.	4	58
Advanced Micro Devices Inc. (b) (c)	31	93
Advent Software Inc. (b) (c)	1	29
Akamai Technologies Inc. (c)	9	183
Altera Corp.	17	298
Amdocs Ltd. (c)	11	196
Amkor Technology Inc. (b) (c)	6	15
Analog Devices Inc.	16	317
Ansys Inc. (c)	5	128
Apple Inc. (c)	39	4,109
Applied Materials Inc.	76	815

Applied Micro Circuits Corp. (c)	3	16
Ariba Inc. (c)	5	41
Arris Group Inc. (b) (c)	6	46
Atheros Communications Inc. (b) (c)	3	51
Atmel Corp. (c)	25	90
Autodesk Inc. (c)	13	213
Avocent Corp. (b) (c)	2	28
Blackboard Inc. (c)	1	47
BMC Software Inc. (c)	10	345
Brightpoint Inc. (c)	3	11
Broadcom Corp. - Class A (c)	24	481
Brocade Communications Systems Inc. (c)	20	69
Brooks Automation Inc. (c)	3	15
CA Inc.	23	410
Cabot Microelectronics Corp. (b) (c)	1	32
CACI International Inc. - Class A (c)	2	58
Cadence Design Systems Inc. (c)	14	60
Check Point Software Technologies Ltd. (c)	9	209
Ciena Corp. (b) (c)	5	41
Cirrus Logic Inc. (c)	4	15
Cisco Systems Inc. (c)	263	4,409
Citrix Systems Inc. (c)	10	227
Cognizant Technology Solutions Corp. (c)	16	338
Cohu Inc.	1	8
Computer Sciences Corp. (c)	9	316
Compuware Corp. (c)	14	93
Comtech Telecommunications Corp. (b) (c)	1	32
Concur Technologies Inc. (b) (c)	3	54
Corning Inc.	90	1,192
Cree Inc. (b) (c)	4	104
CSG Systems International Inc. (c)	2	26
Cymer Inc. (b) (c)	2	38
Cypress Semiconductor Corp. (c)	8	53
Dell Inc. (c)	99	939
Diebold Inc.	3	74
Digital River Inc. (c)	2	63
DSP Group Inc. (c)	2	7
DST Systems Inc. (b) (c)	2	76
Earthlink Inc. (b) (c)	5	35
EchoStar Corp. - Class A (c)	2	33
Electronics for Imaging Inc. (c)	3	26
EMC Corp. (c)	117	1,335
Emulex Corp. (c)	4	23
Equinix Inc. (b) (c)	2	100
Exar Corp. (c)	2	14
Extreme Networks (c)	6	10
F5 Networks Inc. (b) (c)	4	93
Fair Isaac Corp. (b)	3	37
Fairchild Semiconductor International Inc. (c)	6	23
Finisar Corp. (b) (c)	14	6

FormFactor Inc. (c)	3	51
Forrester Research Inc. (c)	1	17
Gartner Inc. - Class A (b) (c)	3	34
Google Inc. - Class A (c)	10	3,646
Harmonic Inc. (c)	5	35
Harris Corp.	7	215
Hewlett-Packard Co.	105	3,375
IAC/InterActiveCorp. (c)	5	78
Imation Corp. (b)	2	12
Informatica Corp. (c)	5	65
InfoSpace Inc. (c)	2	9
Ingram Micro Inc. - Class A (c)	8	103
Insight Enterprises Inc. (c)	2	7
Integrated Device Technology Inc. (c)	10	45
Intel Corp.	248	3,738
InterDigital Inc. (b) (c)	2	64
Intermec Inc. (c)	3	27
International Business Machines Corp.	60	5,855
International Rectifier Corp. (b) (c)	4	57
Intersil Corp.	7	79
Intuit Inc. (c)	17	450
j2 Global Communications Inc. (c)	3	55
JDA Software Group Inc. (c)	1	17
JDS Uniphase Corp. (c)	12	38
Juniper Networks Inc. (c)	30	450
KLA-Tencor Corp.	9	186
Kulicke & Soffa Industries Inc. (b) (c)	3	9
Lam Research Corp. (c)	7	159
Lattice Semiconductor Corp. (b) (c)	7	10
Lexmark International Inc. (c)	4	75
Linear Technology Corp. (b)	12	268
LSI Corp. (b) (c)	37	112
Macrovision Solutions Corp. (b) (c)	5	84
Marvell Technology Group Ltd. (c)	27	243
Maxim Integrated Products Inc.	17	230
McAfee Inc. (c)	9	287
MEMC Electronic Materials Inc. (c)	12	205
Mentor Graphics Corp. (c)	5	22
Micrel Inc.	3	20
Microchip Technology Inc. (b)	10	213
Micron Technology Inc. (b) (c)	43	174
Micros Systems Inc. (c)	4	83
Microsemi Corp. (c)	5	53
Microsoft Corp.	367	6,741
Motorola Inc.	119	505
National Semiconductor Corp.	13	134
NCR Corp. (b) (c)	9	72
NetApp Inc. (c)	19	275
Novell Inc. (c)	19	81
Novellus Systems Inc. (b) (c)	5	91

Nuance Communications Inc. (b) (c)	12	135
Nvidia Corp. (c)	30	300
Omniture Inc. (b) (c)	4	50
Omnivision Technologies Inc. (c)	2	17
ON Semiconductor Corp. (b) (c)	22	84
Oracle Corp. (c)	175	3,170
Palm Inc. (b) (c)	7	57
Parametric Technology Corp. (c)	7	67
Perot Systems Corp. (c)	5	58
Plantronics Inc.	3	35
PMC - Sierra Inc. (c)	12	76
Polycom Inc. (c)	5	74
Progress Software Corp. (c)	2	39
QLogic Corp. (b) (c)	7	74
QUALCOMM Inc.	81	3,156
Quality Systems Inc. (b)	1	44
Quest Software Inc. (c)	4	45
Rambus Inc. (b) (c)	6	57
Red Hat Inc. (c)	11	190
RF Micro Devices Inc. (b) (c)	13	17
S1 Corp. (c)	3	15
SAIC Inc. (c)	11	209
Salesforce.com Inc. (b) (c)	6	186
SanDisk Corp. (c)	13	159
SAVVIS Inc. (b) (c)	2	14
Seagate Technology Inc. (b)	27	163
Semtech Corp. (c)	4	47
Silicon Image Inc. (c)	4	11
Silicon Laboratories Inc. (c)	3	68
Skyworks Solutions Inc. (b) (c)	9	76
Solera Holdings Inc. (c)	4	95
SonicWALL Inc. (b) (c)	3	14
Sonus Networks Inc. (b) (c)	15	24
SRA International Inc. - Class A (c)	2	35
Sun Microsystems Inc. (b) (c)	42	306
Sybase Inc. (c)	5	140
Sycamore Networks Inc. (c)	11	29
Symantec Corp. (c)	46	693
Synaptics Inc. (b) (c)	2	48
Synopsys Inc. (b) (c)	8	165
Tech Data Corp. (c)	3	63
Tekelec (b) (c)	3	44
Tellabs Inc. (c)	21	95
Teradata Corp. (c)	10	160
Teradyne Inc. (c)	10	43
Tessera Technologies Inc. (c)	3	36
Texas Instruments Inc.	74	1,229
TIBCO Software Inc. (c)	9	55
TriQuint Semiconductor Inc. (c)	9	23
Unisys Corp. (b) (c)	18	10

United Online Inc.	4	19
Varian Semiconductor Equipment Associates Inc. (b) (c)	4	87
VeriFone Holdings Inc. (b) (c)	4	26
VeriSign Inc. (c)	11	202
VMware Inc. - Class A (b) (c)	3	65
Websense Inc. (b) (c)	2	25
Western Digital Corp. (c)	12	235
Wind River Systems Inc. (c)	4	25
Xerox Corp.	48	219
Xilinx Inc.	16	300
Yahoo! Inc. (c)	74	949
Zoran Corp. (c)	2	21
		62,116
TELECOMMUNICATION SERVICES - 1.8%
American Tower Corp. (c)	22	681
Crown Castle International Corp. (c)	14	281
SBA Communications Corp. (b) (c)	6	150
Syniverse Holdings Inc. (c)	4	57
		1,169

Total Common Stocks (cost $90,475)		63,736

SHORT TERM INVESTMENTS - 5.2%
Mutual Funds - 2.2%
JNL Money Market Fund, 0.31% (a) (f)	1,373	1,373

Securities Lending Collateral - 3.1%
Mellon GSL DBT II Collateral Fund, 0.95% (a) (f)	2,005	1,941
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	54	-
		1,941

Total Short Term Investments (cost $3,432)		3,314

Total Investments - 105.4% (cost $93,907)		67,050
Other Assets and Liabilities, Net - (5.4%)		(3,436)
Total Net Assets - 100%		$ 63,614

JNL Variable Fund LLC (Unaudited)
Notes to the Schedules of Investments (dollar amounts in thousands)
March 31, 2009

(a) Investment in affiliate.

(b) All or portion of the security has been loaned.

(c) Non-income producing security.

(d) Issuer is in Chapter 11 bankruptcy and/or is in default relating to principal and/or interest.

(e) Security fair valued in accordance with the procedures established by the Fund's Board of Managers. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards (“SFAS”) No. 157 disclosures based on the applicable valuation inputs. See SFAS No. 157 note below.

(f)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of March 31, 2009.

(g) Illiquid security. At March 31, 2009, the only illiquid security held was Mellon GSL Reinvestment Trust II. The value of this security was $0 at March 31, 2009.

Abbreviations:
ADR - American Depository Receipt
NYS - New York Registered Shares

Security Valuation – The net asset value (“NAV”) shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security is priced based on prices furnished by independent pricing services approved by the Fund's Board of Managers ("Board") and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral funds are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Funds determine that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances, the investment is valued at a fair value as determined in good faith using procedures adopted by the Board. Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, Jackson National Asset Management, LLC ("JNAM" or the "Adviser") may rely on pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Funds have retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

The value of an investment for purposes of calculating a Fund’s NAV can differ depending on the source and method used to determine the value. If a security is valued at a fair value, the value may be different from the last quoted price for the security. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

SFAS No. 157 Fair Value Measurements

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit ratings. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser's own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund's assets as of March 31, 2009 by level:

	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management DowSM 10 Fund	$ 263,615	$ 15,282	$ -	$ 278,897
JNL/Mellon Capital Management S&P® 10 Fund	284,942	10,615	-	295,557
JNL/Mellon Capital Management Global 15 Fund	416,624	35,097	-	451,721
JNL/Mellon Capital Management Nasdaq® 25 Fund	58,030	5,862	-	63,892
JNL/Mellon Capital Management Value Line® 30 Fund	504,096	28,974	-	533,070
JNL/Mellon Capital Management DowSM Dividend Fund	151,097	26,255	-	177,352
JNL/Mellon Capital Management S&P® 24 Fund	26,596	-	-	26,596
JNL/Mellon Capital Management 25 Fund	275,594	49,277	-	324,871
JNL/Mellon Capital Management Select Small-Cap Fund	253,192	31,512	-	284,704

	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management JNL 5 Fund	$ 2,518,193	$ 296,002	$ -	$ 2,814,195
JNL/Mellon Capital Management VIP Fund	220,440	28,067	-	248,507
JNL/Mellon Capital Management JNL Optimized 5 Fund	286,383	17,631	-	304,014
JNL/Mellon Capital Management S&P® SMid 60 Fund	39,770	10,551	-	50,321
JNL/Mellon Capital Management NYSE® International 25 Fund	44,276	10,677	-	54,953
JNL/Mellon Capital Management Communications Sector Fund	23,107	3,032	-	26,139
JNL/Mellon Capital Management Consumer Brands Sector Fund	20,141	1,540	-	21,681
JNL/Mellon Capital Management Financial Sector Fund	81,376	10,801	-	92,177
JNL/Mellon Capital Management Healthcare Sector Fund	115,603	2,745	-	118,348
JNL/Mellon Capital Management Oil & Gas Sector Fund	329,835	9,041	-	338,876
JNL/Mellon Capital Management Technology Sector Fund	65,109	1,941	-	67,050

Securities Loaned - The Funds have entered into a securities lending arrangement with The Bank of New York Mellon Corporation (“Custodian”). Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The Custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested in the Mellon GSL DBT II Collateral Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by the Custodian and approved by the Adviser. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The fair value and amortized cost of each Fund’s investment in Mellon GSL DBT II Collateral Fund at March 31, 2009, is reported in the respective Schedules of Investments. The value of Mellon GSL DBT II Collateral Fund at March 31, 2009 was $0.9678 per unit and was determined using the methodologies previously described in Security Valuation. The Custodian has continued to execute transactions in Mellon GSL DBT II Collateral Fund at $1.00 per unit as none of the investments in this series at March 31, 2009 are in default. However, any material reduction in a Fund’s lending activity would require such Fund to receive a redemption in kind from Mellon GSL DBT II Collateral Fund. The Fund would also be responsible for payment to the Custodian for the amortized cost related to the redemption in kind.

Certain securities in the Mellon GSL DBT II Collateral Fund defaulted and have been segregated into Mellon GSL Reinvestment Trust II, a separate series within the Delaware business trust. The fair value and amortized cost of the investment in Mellon GSL Reinvestment Trust II for Funds with securities on loan as of March 31, 2009 are reported under Securities Lending Collateral in the Schedules of Investments. Certain Funds had no securities on loan as of March 31, 2009. The fair value and amortized cost of the investment in Mellon GSL Reinvestment Trust II for Funds with no securities on loan as of March 31, 2009, is reported under Non-U.S. Government Agency Asset-Backed Securities in the Schedules of Investments.

The issuer of the investments comprising Mellon GSL Reinvestment Trust II entered receivership in October 2008. The assets of the issuer were liquidated in December 2008. Based on the plan of distribution approved by the receivers, the Funds are not expected to receive any proceeds. As a result, each Fund’s investment in Mellon GSL Reinvestment Trust II is fair valued at zero on March 31, 2009. The amortized cost of each Fund’s investment in Mellon GSL Reinvestment Trust II is equivalent to the par value reported in the Schedules of Investments. Each Fund is responsible for payment to the Custodian for its respective amortized cost related to the Mellon GSL Reinvestment Trust II.

Investments in affiliates - During the period ended March 31, 2009, certain Funds invested in money market funds for temporary purposes, which are managed by JNAM or affiliates of the Funds. The JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Mellon GSL DBT II Collateral Fund. As previously discussed, the Custodian segregated certain assets of the Mellon GSL DBT II Collateral Fund into the Mellon GSL Reinvestment Trust II. The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of its sub adviser.

Long-term Investments in affiliates for the period ended March 31, 2009 are shown below.

		Value					Value
		Beginning			Dividend		End
		of Period		Sales	Income	Realized	of Period
Fund		12/31/2008	Purchases	Proceeds	Received	Gain (Loss)	03/31/2009
JNL/Mellon Capital Management Financial Sector Fund	Bank of New York Mellon Corp.	$2,004	$316	$116	$19	$(126)	$2,686

Cash management and securities lending collateral Investments in affiliates for the period ended March 31, 2009 are shown below. Purchases and sales proceeds are not shown for these investments.

		Value		Value
		Beginning	Par/	End	Dividend
		of Period	Amortized Cost	of Period	Income
Fund	Affiliate	12/31/2008	03/31/2009	03/31/2009	Received
JNL/Mellon Capital Management Dow(SM) 10 Fund	JNL Money Market Fund	$ 1,284	$ 2,804	$ 2,804	$ 2
JNL/Mellon Capital Management Dow(SM) 10 Fund	Mellon GSL DBT II Collateral Fund	24,093	15,790	15,282	303
JNL/Mellon Capital Management Dow(SM) 10 Fund	Mellon GSL Reinvestment Trust II	-	596	-	-
JNL/Mellon Capital Management S&P® 10 Fund	JNL Money Market Fund	1,420	916	916	2
JNL/Mellon Capital Management S&P® 10 Fund	Mellon GSL DBT II Collateral Fund	10,112	10,967	10,615	17
JNL/Mellon Capital Management S&P® 10 Fund	Mellon GSL Reinvestment Trust II	-	340	-	-
JNL/Mellon Capital Management Global 15 Fund	JNL Money Market Fund	581	1,079	1,079	2
JNL/Mellon Capital Management Global 15 Fund	Mellon GSL DBT II Collateral Fund	53,612	36,264	35,097	400
JNL/Mellon Capital Management Global 15 Fund	Mellon GSL Reinvestment Trust II	-	1,328	-	-
JNL/Mellon Capital Management Nasdaq® 25 Fund	JNL Money Market Fund	160	1,707	1,707	-
JNL/Mellon Capital Management Nasdaq® 25 Fund	Mellon GSL DBT II Collateral Fund	6,346	6,058	5,862	13
JNL/Mellon Capital Management Nasdaq® 25 Fund	Mellon GSL Reinvestment Trust II	-	130	-	-
JNL/Mellon Capital Management Value Line® 30 Fund	JNL Money Market Fund	1,655	1,373	1,373	4
JNL/Mellon Capital Management Value Line® 30 Fund	Mellon GSL DBT II Collateral Fund	28,942	29,938	28,974	84
JNL/Mellon Capital Management Value Line® 30 Fund	Mellon GSL Reinvestment Trust II	-	722	-	-
JNL/Mellon Capital Management Dow(SM) Dividend Fund	JNL Money Market Fund	992	914	914	2
JNL/Mellon Capital Management Dow(SM) Dividend Fund	Mellon GSL DBT II Collateral Fund	33,209	27,128	26,255	81
JNL/Mellon Capital Management Dow(SM) Dividend Fund	Mellon GSL Reinvestment Trust II	-	1,413	-	-
JNL/Mellon Capital Management S&P® 24 Fund	JNL Money Market Fund	94	229	229	1
JNL/Mellon Capital Management S&P® 24 Fund	Mellon GSL Reinvestment Trust II	-	25	-	-
JNL/Mellon Capital Management 25 Fund	JNL Money Market Fund	-	303	303	1
JNL/Mellon Capital Management 25 Fund	Mellon GSL DBT II Collateral Fund	58,990	50,917	49,277	145
JNL/Mellon Capital Management 25 Fund	Mellon GSL Reinvestment Trust II	-	1,744	-	-
JNL/Mellon Capital Management Select Small-Cap Fund	JNL Money Market Fund	1,264	1,057	1,057	2
JNL/Mellon Capital Management Select Small-Cap Fund	Mellon GSL DBT II Collateral Fund	78,532	35,260	31,512	224
JNL/Mellon Capital Management Select Small-Cap Fund	Mellon GSL Reinvestment Trust II	-	2,260	-	-
JNL/Mellon Capital Management JNL 5 Fund	JNL Money Market Fund	6,330	17,095	17,095	14
JNL/Mellon Capital Management JNL 5 Fund	Mellon GSL DBT II Collateral Fund	409,353	305,850	296,002	1,004
JNL/Mellon Capital Management JNL 5 Fund	Mellon GSL Reinvestment Trust II	-	13,809	-	-
JNL/Mellon Capital Management VIP Fund	JNL Money Market Fund	744	1,876	1,876	2
JNL/Mellon Capital Management VIP Fund	Mellon GSL DBT II Collateral Fund	22,583	29,001	28,067	79
JNL/Mellon Capital Management VIP Fund	Mellon GSL Reinvestment Trust II	-	934	-	-
JNL/Mellon Capital Management JNL Optimized 5 Fund	JNL Money Market Fund	1,019	1,526	1,526	2
JNL/Mellon Capital Management JNL Optimized 5 Fund	Mellon GSL DBT II Collateral Fund	16,373	18,217	17,631	43
JNL/Mellon Capital Management JNL Optimized 5 Fund	Mellon GSL Reinvestment Trust II	-	591	-	-
JNL/Mellon Capital Management S&P® SMid 60 Fund	JNL Money Market Fund	184	214	214	2
JNL/Mellon Capital Management S&P® SMid 60 Fund	Mellon GSL DBT II Collateral Fund	10,541	10,902	10,551	27
JNL/Mellon Capital Management S&P® SMid 60 Fund	Mellon GSL Reinvestment Trust II	-	285	-	-
JNL/Mellon Capital Management NYSE® International 25 Fund	JNL Money Market Fund	106	188	188	1

JNL/Mellon Capital Management NYSE® International 25 Fund	Mellon GSL DBT II Collateral Fund	10,790	11,033	10,677	39
JNL/Mellon Capital Management NYSE® International 25 Fund	Mellon GSL Reinvestment Trust II	-	398	-	-
JNL/Mellon Capital Management Communications Sector Fund	JNL Money Market Fund	83	-	-	1
JNL/Mellon Capital Management Communications Sector Fund	Mellon GSL DBT II Collateral Fund	5,091	3,133	3,032	13
JNL/Mellon Capital Management Communications Sector Fund	Mellon GSL Reinvestment Trust II	-	124	-	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	JNL Money Market Fund	53	531	531	1
JNL/Mellon Capital Management Consumer Brands Sector Fund	Mellon GSL DBT II Collateral Fund	1,574	1,591	1,540	8
JNL/Mellon Capital Management Consumer Brands Sector Fund	Mellon GSL Reinvestment Trust II	-	30	-	-
JNL/Mellon Capital Management Financial Sector Fund	JNL Money Market Fund	699	3,977	3,977	3
JNL/Mellon Capital Management Financial Sector Fund	Mellon GSL DBT II Collateral Fund	12,007	11,161	10,801	27
JNL/Mellon Capital Management Financial Sector Fund	Mellon GSL Reinvestment Trust II	-	261	-	-
JNL/Mellon Capital Management Healthcare Sector Fund	JNL Money Market Fund	491	640	640	1
JNL/Mellon Capital Management Healthcare Sector Fund	Mellon GSL DBT II Collateral Fund	2,709	2,837	2,745	7
JNL/Mellon Capital Management Healthcare Sector Fund	Mellon GSL Reinvestment Trust II	-	78	-	-
JNL/Mellon Capital Management Oil & Gas Sector Fund	JNL Money Market Fund	23,383	1,343	1,343	10
JNL/Mellon Capital Management Oil & Gas Sector Fund	Mellon GSL DBT II Collateral Fund	9,120	9,342	9,041	24
JNL/Mellon Capital Management Oil & Gas Sector Fund	Mellon GSL Reinvestment Trust II	-	235	-	-
JNL/Mellon Capital Management Technology Sector Fund	JNL Money Market Fund	116	1,373	1,373	2
JNL/Mellon Capital Management Technology Sector Fund	Mellon GSL DBT II Collateral Fund	2,059	2,005	1,941	4
JNL/Mellon Capital Management Technology Sector Fund	Mellon GSL Reinvestment Trust II	-	54	-	-

Federal Income Tax Matters - As of March 31, 2009, the cost of investments and net unrealized appreciation/(depreciation) for income tax purposes are as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/Mellon Capital Management Nasdaq® 25 Fund	$ 77,692	$ 1,306	$ (15,106)	$ (13,800)
JNL/Mellon Capital Management Value Line® 30 Fund	602,799	15,798	(85,527)	69,729)
JNL/Mellon Capital Management Dow(SM) Dividend Fund	299,752	619	(123,019)	(122,400)
JNL/Mellon Capital Management S&P® 24 Fund	34,597	735	(8,736)	(8,001)
JNL/Mellon Capital Management 25 Fund	516,319	-	(191,448)	(191,448)
JNL/Mellon Capital Management Select Small-Cap Fund	416,312	7,226	(138,834)	(131,608)
JNL/Mellon Capital Management JNL 5 Fund	4,076,372	40,201	(1,302,378)	(1,262,177)
JNL/Mellon Capital Management VIP Fund	310,801	3,618	(65,912)	(62,294)
JNL/Mellon Capital Management JNL Optimized 5 Fund	411,194	4,732	(111,912)	(107,180)
JNL/Mellon Capital Management S&P® SMid 60 Fund	64,588	209	(14,476)	(14,267)
JNL/Mellon Capital Management NYSE® International 25 Fund	95,314	322	(40,683)	(40,361)
JNL/Mellon Capital Management Communications Sector Fund	42,375	-	(16,236)	(16,236)
JNL/Mellon Capital Management Consumer Brands Sector Fund	30,662	-	(8,981)	(8,981)
JNL/Mellon Capital Management Financial Sector Fund	166,181	3	(74,007)	(74,004)
JNL/Mellon Capital Management Healthcare Sector Fund	167,839	-	(49,491)	(49,491)
JNL/Mellon Capital Management Oil & Gas Sector Fund	486,817	4,395	(152,336)	(147,941)
JNL/Mellon Capital Management Technology Sector Fund	97,441	963	(31,354)	(30,391)

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Variable Fund LLC

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	May 26, 2009

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	May 26, 2009

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.